UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — December 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 12, 2020

Dear Shareholder:

Global financial markets overcame a number of uncertainties in 2019. Both stock and bond markets experienced bouts of volatility, but performance recovered despite macroeconomic headwinds and risks. Stock markets worldwide delivered solid returns for the calendar year, with all three major U.S. equity indexes reaching record highs in December. The year was also beneficial for bond investors, as global fixed-income markets posted strong returns, thanks in part to policy easing from central banks.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches, such as maintaining a well-diversified portfolio, thinking about long-term goals, and speaking regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/19)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2019

Class IA: $16.95	Class IB: $17.17

Total return at net asset value

				Putnam
				Balanced
(as of	Class IA	Class IB	Russell 3000	Blended
12/31/19)	shares*	shares†	Index	Benchmark
1 year	17.42%	17.13%	31.02%	21.37%
5 years	35.65	33.93	70.35	45.13
Annualized	6.29	6.02	11.24	7.73
10 years	134.23	128.39	252.15	139.67
Annualized	8.88	8.61	13.42	9.13
Life	963.62	905.34	2,469.64	—
Annualized	7.69	7.50	10.71	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period?

Global financial markets gained during the 12-month period as the U.S. Federal Reserve [the Fed] lowered interest rates and China and the United States reached an initial trade deal. The S&P 500 Index, a broad measure of U.S. stocks, rallied 31.49% and the MSCI World Index [ND] rose 27.67% for the 12-month reporting period.

Markets had experienced bouts of volatility in 2019 as U.S.–China trade tensions escalated and global growth cooled. In response, the Fed cut rates three times in 2019 to guard the U.S. economy from the effects of the trade conflict and the global slowdown. In December, the Fed held rates steady and noted a favorable economic outlook for 2020. Elsewhere, the European Central Bank left its key interest rate steady at minus 0.5% in December, after unveiling a sweeping package of interest-rate cuts and bond purchases. China and the United States, the world’s two largest economies, signed the first phase of a trade agreement on January 15, 2020.

The continued willingness of central banks to prop up global growth played a large role in strong stock market performance for the year, but also resulted in positive performance for bond markets. The Bloomberg Barclays U.S. Aggregate Bond Index returned 8.72% for the reporting period. Credit-sensitive fixed-income returns, as defined by the performance of high-yield bonds, were also positive with the JPMorgan Developed High Yield Index returning 14.60% for the reporting period.

How did Putnam VT Global Asset Allocation Fund perform?

For the 12-month period, the fund’s class IA shares gained 17.42%. The custom Putnam Balanced Blended Benchmark rose 21.37%, and the all-stock benchmark, the Russell 3000 Index, rallied 31.02%.

What strategies affected performance?

Given the results from a variety of asset classes, the fund’s asset allocation strategy delivered strong positive absolute returns for the one-year period ending December 31, 2019. Tactical asset allocation decisions had a positive impact on performance in 2019. An out-of-benchmark commodities position held during the first quarter of 2019 was one key contributor. The fund’s allocation strategy also increased equity risk beginning in 2019 to take advantage of market weakness at the end of 2018. This strategy also benefited earlier in the reporting period as markets rebounded from December 2018 lows. We experienced some 2019 asset allocation weakness as a result of an underweight position in interest-rate-sensitive fixed income. Rates continued to trend downward, and bond prices trended higher, which meant our underweight was detrimental to portfolio returns.

Active implementation and security selection detracted over the reporting period, driven primarily by our U.S. large-cap equity strategy and our international developed equity strategy. Our team analyzes stock market history to identify characteristics of stocks [factors] that have excess risk-adjusted returns. Despite a strong long-term relationship between these factors and positive stock performance, the strategies underperformed over the reporting period. There were some positives, including security selection in emerging-market equities. Active implementation in fixed income also contributed positively.

What is your outlook for 2020?

We expect to see equity and bond markets deliver returns at or below their historical norms in 2020. The phase-one trade deal between the United States and China cleared the path for riskier assets to rally late in 2019, but investors are still digesting what comes next. We expect U.S. economic growth to settle in at a lower gear in 2020. Still, the U.S. job market, consumer spending, and housing activity remain resilient. Fed officials have indicated comfort with leaving monetary policy on hold while keeping an eye on trade and global growth risks. We believe the Fed could maintain the federal funds interest rate within the 1.50%–1.75% target range.

Overall, our tactically conservative positioning remains. As we head into 2020, the portfolio is positioned to be underweight to credit risk and slightly underweight to equity risk. Global macro concerns — what we view as having a deteriorating economic picture as well as other late economic cycle dynamics — contributed to these moves, as did the persistent run-up in equity prices and market sentiment. We maintain our neutral outlook for commodities and for interest-rate risk.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment

2 Putnam VT Global Asset Allocation Fund

exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation. He has been in the investment industry since he joined Putnam in 1994.

Chief Investment Officer, Global Asset Allocation, Robert J. Schoen and Co-Heads of Global Asset Allocation Jason R. Vaillancourt, CFA, and Brett S. Goldstein, CFA, are also Portfolio Managers of the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/19 to 12/31/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.85%	1.10%
Annualized expense ratio for the six-month
period ended 12/31/19*	0.86%	1.11%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/19		ended 12/31/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.44	$5.73	$4.38	$5.65
Ending value
(after
expenses)	$1,047.60	$1,046.30	$1,020.87	$1,019.61

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Global Asset Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Global Asset Allocation Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/19

COMMON STOCKS (60.6%)*	Shares	Value

Basic materials (1.8%)
Alcoa Corp. †	3,003	$64,595
Anglo American PLC (United Kingdom)	3,853	110,903
Arkema SA (France)	614	65,222
Armstrong World Industries, Inc.	565	53,093
Ashland Global Holdings, Inc.	567	43,393
Axalta Coating Systems, Ltd. †	3,178	96,611
BHP Billiton PLC (United Kingdom)	3,168	74,560
Boliden AB (Sweden)	621	16,476
Celanese Corp.	625	76,950
CF Industries Holdings, Inc.	4,313	205,903
Covestro AG (Germany)	2,364	109,913
CRH PLC (Ireland)	3,564	142,599
DuPont de Nemours, Inc.	2,018	129,556
Eastman Chemical Co.	1,591	126,103
Fortescue Metals Group, Ltd. (Australia)	10,488	79,049
Glencore PLC (United Kingdom)	667	2,079
HOCHTIEF AG (Germany)	362	46,169
Israel Chemicals, Ltd. (Israel)	5,390	25,363
LyondellBasell Industries NV Class A	365	34,485
NewMarket Corp.	119	57,896
Nitto Denko Corp. (Japan)	600	33,663
PPG Industries, Inc.	713	95,178
Reliance Steel & Aluminum Co.	741	88,742
Rio Tinto PLC (United Kingdom)	2,796	166,772
Sherwin-Williams Co. (The)	57	33,262
Shin-Etsu Chemical Co., Ltd. (Japan)	1,000	109,636
Steel Dynamics, Inc.	3,724	126,765
Taisei Corp. (Japan)	1,600	66,244
		2,281,180
Capital goods (4.4%)
ACS Actividades de Construccion y Servicios SA
(Spain)	1,985	79,377
AECOM †	1,462	63,056
Allison Transmission Holdings, Inc.	2,197	106,159
Avery Dennison Corp.	719	94,060
Ball Corp.	1,084	70,102
Berry Plastics Group, Inc. †	2,427	115,258
Carlisle Cos., Inc.	435	70,400
Caterpillar, Inc.	579	85,507
Cummins, Inc.	2,242	401,228
Curtiss-Wright Corp.	262	36,913
Daikin Industries, Ltd. (Japan)	700	98,441
Dassault Aviation SA (France)	16	20,998
Dover Corp.	1,346	155,140
Faurecia SA (France)	1,629	87,763
HD Supply Holdings, Inc. †	3,093	124,400
HEICO Corp.	972	110,954
Hitachi High-Technologies Corp. (Japan)	700	49,465
Hitachi, Ltd. (Japan)	3,500	147,427
Honeywell International, Inc.	4,048	716,496
IDEX Corp.	677	116,444
Ingersoll-Rand PLC	3,020	401,418
Legrand SA (France)	795	64,777
Lockheed Martin Corp.	1,876	730,477
Northrop Grumman Corp.	1,762	606,075

COMMON STOCKS (60.6%)* cont.	Shares	Value

Capital goods cont.
Obayashi Corp. (Japan)	3,200	$35,481
Republic Services, Inc.	1,551	139,016
Roper Technologies, Inc.	327	115,833
Sandvik AB (Sweden)	7,177	139,956
Teledyne Technologies, Inc. †	334	115,744
Tervita Corp. (Canada) †	16	91
Waste Management, Inc.	3,204	365,128
		5,463,584
Communication services (3.2%)
Altice USA, Inc. Class A †	6,204	169,617
AT&T, Inc.	5,819	227,407
BT Group PLC (United Kingdom)	12,879	32,829
Comcast Corp. Class A	22,850	1,027,565
Crown Castle International Corp. R	2,516	357,649
Deutsche Telekom AG (Germany)	7,570	123,718
Equinix, Inc. R	144	84,053
Hikari Tsushin, Inc. (Japan)	300	75,309
Juniper Networks, Inc.	4,331	106,673
KDDI Corp. (Japan)	5,300	157,674
Nippon Telegraph & Telephone Corp. (Japan)	3,200	81,055
NTT DoCoMo, Inc. (Japan)	1,200	33,534
Telstra Corp., Ltd. (Australia)	41,218	102,686
Verizon Communications, Inc.	23,362	1,434,427
		4,014,196
Communications equipment (1.1%)
Cisco Systems, Inc.	28,553	1,369,402
		1,369,402
Computers (2.9%)
Apple, Inc.	7,978	2,342,740
Aspen Technology, Inc. †	746	90,214
CDW Corp. of Delaware	564	80,562
Dropbox, Inc. Class A †	2,740	49,073
Fortinet, Inc. †	2,465	263,163
Fujitsu, Ltd. (Japan)	400	37,745
HP, Inc.	13,896	285,563
Nuance Communications, Inc. †	2,214	39,476
Otsuka Corp. (Japan)	1,400	55,915
ServiceNow, Inc. † S	595	167,980
Synopsys, Inc. †	1,512	210,470
		3,622,901
Conglomerates (0.5%)
AMETEK, Inc.	1,940	193,496
Danaher Corp.	2,699	414,243
		607,739
Consumer cyclicals (8.3%)
Amazon.com, Inc. †	1,260	2,328,278
Aristocrat Leisure, Ltd. (Australia)	4,831	114,575
Berkeley Group Holdings PLC (The) (United Kingdom)	483	31,087
Booking Holdings, Inc. †	341	700,322
Booz Allen Hamilton Holding Corp.	1,710	121,632
Brambles, Ltd. (Australia)	1,569	12,933
CK Hutchison Holdings, Ltd. (Hong Kong)	5,500	52,554
Clear Channel Outdoor Holdings, Inc. †	502	1,436
Compagnie Generale des Etablissements Michelin
SCA (France)	898	109,895
Compass Group PLC (United Kingdom)	4,506	112,807
CoStar Group, Inc. †	123	73,591
Daiwa House Industry Co., Ltd. (Japan)	1,500	46,472
Discovery, Inc. Class A † S	3,866	126,573
Expedia, Inc.	2,589	279,974

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (60.6%)* cont.	Shares	Value

Consumer cyclicals cont.
Extended Stay America, Inc. (Units)	3,335	$49,558
Fiat Chrysler Automobiles NV (Italy)	7,114	105,285
Geberit International AG (Switzerland)	118	66,230
Genting Bhd (Singapore)	46,800	32,040
Hermes International (France)	153	114,333
Hilton Worldwide Holdings, Inc.	3,196	354,468
iHeartMedia, Inc. Class A †	214	3,617
Industria de Diseno Textil SA (Inditex) (Spain)	3,171	111,865
Interpublic Group of Cos., Inc. (The)	4,232	97,759
KAR Auction Services, Inc.	3,808	82,976
Kering SA (France)	236	154,915
Liberty Media Corp.-Liberty SiriusXM Class A †	739	35,723
Lowe’s Cos., Inc.	3,892	466,106
Macquarie Infrastructure Co., LLC	926	39,670
MGM Resorts International	6,722	223,641
Nielsen Holdings PLC	4,141	84,062
Nintendo Co., Ltd. (Japan)	300	121,094
Norwegian Cruise Line Holdings, Ltd. †	2,997	175,055
Omnicom Group, Inc.	3,737	302,772
PayPal Holdings, Inc. †	10,646	1,151,578
Peugeot SA (France)	4,861	116,140
Porsche Automobil Holding SE
(Preference) (Germany)	116	8,671
PulteGroup, Inc.	5,607	217,552
S&P Global, Inc.	1,871	510,877
ServiceMaster Global Holdings, Inc. †	2,164	83,660
Sinclair Broadcast Group, Inc. Class A	1,762	58,745
Sohgo Security Services Co., Ltd. (Japan)	300	16,247
Sony Corp. (Japan)	2,700	183,780
Target Corp.	2,689	344,757
Taylor Wimpey PLC (United Kingdom)	19,460	49,852
Toyota Motor Corp. (Japan)	200	14,082
Verisk Analytics, Inc. Class A	902	134,705
Volkswagen AG (Preference) (Germany)	494	97,658
Volvo AB (Sweden)	2,359	39,517
Walmart, Inc.	4,978	591,586
Wolters Kluwer NV (Netherlands)	1,717	125,226
		10,477,931
Consumer staples (5.0%)
Ashtead Group PLC (United Kingdom)	3,958	126,560
Associated British Foods PLC (United Kingdom)	2,633	90,610
British American Tobacco PLC (United Kingdom)	1,793	76,748
Carlsberg A/S Class B (Denmark)	779	116,209
Coca-Cola Co. (The)	19,500	1,079,325
Coca-Cola European Partners PLC (United Kingdom)	237	12,059
Coca-Cola HBC AG (Switzerland)	2,533	86,061
Essity AB Class B (Sweden)	3,131	100,886
Ferguson PLC (United Kingdom)	75	6,805
Hershey Co. (The)	1,851	272,060
ITOCHU Corp. (Japan)	5,700	132,003
Mondelez International, Inc. Class A	9,950	548,046
Monster Beverage Corp. †	1,116	70,922
Nestle SA (Switzerland)	1,412	152,872
PepsiCo, Inc.	5,712	780,659
Procter & Gamble Co. (The)	9,527	1,189,922
Starbucks Corp.	7,223	635,046
Sundrug Co., Ltd. (Japan)	800	28,912

COMMON STOCKS (60.6%)* cont.	Shares	Value

Consumer staples cont.
Sysco Corp.	504	$43,112
Tesco PLC (United Kingdom)	8,621	29,142
Unilever NV (Netherlands)	2,961	170,153
Unilever PLC (United Kingdom)	2,563	147,697
US Foods Holding Corp. †	2,495	104,516
WH Group, Ltd. (Hong Kong)	108,000	111,904
Wilmar International, Ltd. (Singapore)	10,400	31,897
Woolworths Group, Ltd. (Australia)	5,006	127,376
		6,271,502
Electronics (1.6%)
Agilent Technologies, Inc.	3,674	313,429
Arrow Electronics, Inc. †	611	51,776
Broadcom, Inc.	1,149	363,107
Brother Industries, Ltd. (Japan)	800	16,472
Garmin, Ltd.	1,268	123,706
Hoya Corp. (Japan)	1,500	143,220
Keysight Technologies, Inc. †	2,009	206,184
Qualcomm, Inc.	7,555	666,578
STMicroelectronics NV (France)	2,183	58,695
Thales SA (France)	119	12,350
		1,955,517
Energy (2.4%)
Chevron Corp.	11,632	1,401,772
ConocoPhillips	10,177	661,810
Equinor ASA (Norway)	1,628	32,544
HollyFrontier Corp.	2,049	103,905
Lundin Petroleum AB (Sweden)	1,102	37,450
MWO Holdings, LLC (Units) F	15	507
Nine Point Energy F	107	214
OMV AG (Austria)	952	53,478
Phillips 66	4,149	462,240
Royal Dutch Shell PLC Class B (United Kingdom)	5,331	158,141
Santos, Ltd. (Australia)	15,571	89,618
		3,001,679
Financials (10.3%)
3i Group PLC (United Kingdom)	6,453	93,853
ABN AMRO Group NV GDR (Netherlands)	4,271	77,706
Aflac, Inc.	4,905	259,475
AGNC Investment Corp. R	8,994	159,014
Allianz SE (Germany)	768	188,144
Allstate Corp. (The)	2,300	258,635
Ally Financial, Inc.	5,478	167,408
American Financial Group, Inc.	545	59,759
Ameriprise Financial, Inc.	1,951	324,998
Amundi SA (France)	246	19,288
Apartment Investment & Management Co. Class A R	1,431	73,911
AvalonBay Communities, Inc. R	783	164,195
Aviva PLC (United Kingdom)	22,492	124,743
Axis Capital Holdings, Ltd.	610	36,258
Banco Bilbao Vizcaya Argenta (Spain)	24,312	135,890
Bank Leumi Le-Israel BM (Israel)	10,864	79,090
Berkshire Hathaway, Inc. Class B †	144	32,616
BNP Paribas SA (France)	2,719	161,126
BOC Hong Kong Holdings, Ltd. (Hong Kong)	11,500	40,047
Brixmor Property Group, Inc. R	5,447	117,710
Brookfield Property REIT, Inc. Class A R	1,776	32,758
Camden Property Trust R	796	84,456
Capital One Financial Corp.	3,723	383,134

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (60.6%)* cont.	Shares	Value

Financials cont.
CBRE Group, Inc. Class A †	2,620	$160,580
Cheung Kong Property Holdings, Ltd. (Hong Kong)	17,500	126,829
Chimera Investment Corp. R	1,843	37,892
Citigroup, Inc.	17,537	1,401,031
CNP Assurances (France)	623	12,390
Credit Agricole SA (France)	6,850	99,311
Deutsche Boerse AG (Germany)	461	72,472
Discover Financial Services	3,428	290,763
DNB ASA (Norway)	2,695	50,343
Duke Realty Corp. R	3,376	117,046
E*Trade Financial Corp.	5,211	236,423
Equity Lifestyle Properties, Inc. R	977	68,771
Federal Realty Investment Trust R	516	66,425
Gaming and Leisure Properties, Inc. R	1,564	67,330
Goldman Sachs Group, Inc. (The)	1,186	272,697
Goodman Group (Australia) R	4,744	44,594
Hartford Financial Services Group, Inc. (The)	3,960	240,649
Henderson Land Development Co., Ltd. (Hong Kong)	16,900	82,992
HSBC Holdings PLC (United Kingdom)	435	3,411
Invitation Homes, Inc. R	4,804	143,976
Israel Discount Bank, Ltd. Class A (Israel)	11,433	53,005
Japan Prime Realty Investment Corp. (Japan) R	5	21,960
Jones Lang LaSalle, Inc.	523	91,049
JPMorgan Chase & Co.	14,341	1,999,135
Klepierre (France) R	203	7,708
Legal & General Group PLC (United Kingdom)	36,191	145,254
Liberty Property Trust R	1,284	77,104
Lincoln National Corp.	2,845	167,883
MetLife, Inc.	10,127	516,173
MGIC Investment Corp.	6,297	89,228
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,600	23,170
Morgan Stanley	10,266	524,798
Navient Corp.	2,230	30,506
New Residential Investment Corp. R	7,003	112,818
Nomura Real Estate Holdings, Inc. (Japan)	500	12,032
OneMain Holdings, Inc.	1,018	42,909
ORIX Corp. (Japan)	6,900	114,853
Outfront Media, Inc. R	1,874	50,261
Partners Group Holding AG (Switzerland)	142	130,203
Popular, Inc. (Puerto Rico)	1,047	61,511
Prudential Financial, Inc.	3,495	327,621
Reinsurance Group of America, Inc.	502	81,856
Sekisui House, Ltd. (Japan)	300	6,407
Singapore Exchange, Ltd. (Singapore)	5,500	36,281
Skandinaviska Enskilda Banken AB (Sweden)	9,175	86,281
STORE Capital Corp. R	2,860	106,506
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	147,249
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	39,462
Sun Communities, Inc. R	553	83,005
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	46,018
Swiss Life Holding AG (Switzerland)	51	25,600
Synchrony Financial	8,905	320,669
Two Harbors Investment Corp. R	3,607	52,734
Unum Group	3,313	96,607
VEREIT, Inc. R	15,315	141,511
VICI Properties, Inc. R S	5,427	138,660
Vornado Realty Trust R	1,896	126,084

COMMON STOCKS (60.6%)* cont.	Shares	Value

Financials cont.
Weingarten Realty Investors R	1,399	$43,705
Zurich Insurance Group AG (Switzerland)	52	21,336
		12,869,291
Health care (7.2%)
Abbott Laboratories	6,105	530,280
AbbVie, Inc.	3,424	303,161
Advanz Pharma Corp., Ltd. (Canada) †	52	151
Alfresa Holdings Corp. (Japan)	1,400	28,583
Allergan PLC	1,340	256,168
AmerisourceBergen Corp.	1,594	135,522
Amgen, Inc.	3,086	743,942
Astellas Pharma, Inc. (Japan)	7,500	128,114
Biogen, Inc. †	1,459	432,929
Bristol-Myers Squibb Co. S	5,368	344,572
Cardinal Health, Inc.	777	39,301
Charles River Laboratories International, Inc. †	441	67,367
Chemed Corp.	206	90,488
Dentsply Sirona, Inc.	2,202	124,611
Edwards Lifesciences Corp. †	1,489	347,369
Gilead Sciences, Inc.	3,866	251,213
GlaxoSmithKline PLC (United Kingdom)	3,129	73,734
Hill-Rom Holdings, Inc.	781	88,667
Hologic, Inc. †	2,858	149,216
Johnson & Johnson	5,948	867,635
Koninklijke Philips NV (Netherlands)	3,046	148,695
McKesson Corp.	2,448	338,607
Medtronic PLC	8,367	949,236
Merck & Co., Inc.	8,453	768,800
Mylan NV †	1,584	31,838
Novartis AG (Switzerland)	2,830	268,730
Novo Nordisk A/S Class B (Denmark)	3,255	188,918
Pfizer, Inc.	8,373	328,054
Roche Holding AG (Switzerland)	883	286,487
Sartorius Stedim Biotech (France)	210	34,792
Shionogi & Co., Ltd. (Japan)	2,100	129,745
Suzuken Co., Ltd. (Japan)	800	32,555
Thermo Fisher Scientific, Inc.	478	155,288
Zimmer Biomet Holdings, Inc.	1,852	277,207
Zoetis, Inc.	1,072	141,879
		9,083,854
Semiconductor (0.7%)
KLA Corp.	1,998	355,984
Lam Research Corp.	1,915	559,946
Tokyo Electron, Ltd. (Japan)	100	21,975
		937,905
Software (4.6%)
Adobe, Inc. †	3,747	1,235,798
Amdocs, Ltd.	668	48,223
Cadence Design Systems, Inc. †	3,292	228,333
F5 Networks, Inc. †	1,265	176,657
Intuit, Inc.	2,443	639,895
Microsoft Corp.	10,654	1,680,136
Nexon Co., Ltd. (Japan) †	5,000	66,135
NTT Data Corp. (Japan)	1,100	14,705
Oracle Corp.	20,610	1,091,918
Take-Two Interactive Software, Inc. †	2,044	250,247
Veeva Systems, Inc. Class A †	2,278	320,423
		5,752,470

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (60.6%)* cont.	Shares	Value

Technology (—%)
CACI International, Inc. Class A †	141	$35,249
		35,249
Technology services (3.0%)
Alphabet, Inc. Class A †	1,658	2,220,709
Capgemini SE (France)	211	25,774
eBay, Inc.	11,555	417,251
Facebook, Inc. Class A †	599	122,945
Fair Isaac Corp. †	290	108,657
Genpact, Ltd.	1,864	78,605
IBM Corp.	3,138	420,618
Itochu Techno-Solutions Corp. (Japan)	1,400	39,524
Leidos Holdings, Inc.	2,004	196,172
Nomura Research Institute, Ltd. (Japan)	2,600	55,941
Xerox Holdings Corp.	3,797	139,995
		3,826,191
Transportation (1.5%)
Aena SME SA (Spain)	495	94,669
Aurizon Holdings, Ltd. (Australia)	19,736	72,605
Copa Holdings SA Class A (Panama)	298	32,208
Delta Air Lines, Inc.	9,169	536,203
Deutsche Post AG (Germany)	3,551	135,467
Japan Airlines Co., Ltd. (Japan)	1,300	40,567
Singapore Technologies Engineering, Ltd.
(Singapore)	6,500	19,061
Union Pacific Corp.	3,034	548,517
United Airlines Holdings, Inc. †	3,656	322,057
West Japan Railway Co. (Japan)	600	51,811
Yangzijiang Shipbuilding Holdings, Ltd. (China)	63,500	53,054
		1,906,219
Utilities and power (2.1%)
AES Corp.	10,037	199,736
CenterPoint Energy, Inc.	6,876	187,509
CLP Holdings, Ltd. (Hong Kong)	3,500	36,854
Consolidated Edison, Inc.	417	37,726
E.ON SE (Germany)	5,505	58,810
Enel SpA (Italy)	20,057	159,105
Eni SpA (Italy)	4,148	64,423
Entergy Corp.	1,679	201,144
Evergy, Inc.	2,305	150,032
Exelon Corp.	9,965	454,304
IDACORP, Inc.	441	47,099
Kinder Morgan, Inc.	18,411	389,761
NRG Energy, Inc.	4,579	182,015
Pinnacle West Capital Corp.	1,585	142,539
Snam SpA (Italy)	8,633	45,378
Southern Co. (The)	777	49,495
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,923
Vistra Energy Corp.	8,209	188,725
		2,596,578

Total common stocks (cost $60,609,039)		$76,073,388

CORPORATE BONDS AND NOTES (15.4%)*	Principal amount	Value

Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$10,000	$11,208
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	10,000	12,189
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	5,000	5,150

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Basic materials cont.
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	$10,000	$10,050
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	21,100
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	20,000	20,800
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	26,000
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	9,000	9,360
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	10,000	10,963
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,452
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	20,000	19,750
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	7,000	7,239
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	15,638
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	38,000	41,358
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	5,000	4,425
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	5,000	5,038
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	15,938
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	5,000	5,000
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,018
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	25,000	26,250
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	20,144
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	44,776
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	10,000	10,800
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	10,000	10,555
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	15,000	15,225
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	27,000	29,530
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	30,937
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	10,550
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	5,000	5,150
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	10,338
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	10,000	10,375
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	5,000	5,088
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	5,000	5,000

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Basic materials cont.
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	$25,000	$26,603
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	10,000	10,488
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	20,000	23,590
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35
(Canada)	25,000	26,158
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	20,000	22,038
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	48,435
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	15,000	15,788
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	10,075
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	37,035
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	7,000	7,123
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	18,431
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	5,318
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	20,602
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	3,058
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	5,000	5,090
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	13,563
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	15,000	15,675
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	10,000	10,187
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	13,000	13,569
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	20,000	20,876
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	30,000	41,389
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	13,795
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	34,000	47,018
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	11,050
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	6,000	6,308
		971,656
Capital goods (0.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	20,750
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,600
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	10,000	10,072
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,320

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Capital goods cont.
Berry Global Escrow Corp. 144A notes 5.625%,
7/15/27	$5,000	$5,363
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	10,000	10,113
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	10,263
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	5,136
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	5,000	5,481
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	15,000	15,431
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	15,000	15,750
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	5,000	5,363
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	10,000	10,525
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	5,000	5,281
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,875
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,326
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	10,000	10,514
GFL Environmental, Inc. 144A sr. unsec.
notes 8.50%, 5/1/27 (Canada)	10,000	11,000
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	21,150
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	55,000	62,578
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	30,000	31,725
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	68,776
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	14,000	15,144
L3Harris Technologies, Inc. 144A sr. unsec.
sub. notes 4.40%, 6/15/28	21,000	23,413
L3Harris Technologies, Inc. 144A sr. unsec.
sub. notes 3.85%, 12/15/26	35,000	37,559
Moog, Inc. 144A company guaranty sr. unsec.
notes 4.25%, 12/15/27	5,000	5,088
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	60,000	62,620
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	25,000	25,781
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	22,405
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	5,000	5,388
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,625
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	15,271
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	25,059
Raytheon Co. sr. unsec. unsub. notes 2.50%,
12/15/22	50,000	51,017

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Capital goods cont.
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	$20,000	$20,650
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	25,938
Staples, Inc. 144A sr. unsec. notes 10.75%,
4/15/27	20,000	20,300
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	25,000	27,313
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	10,000	10,450
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	5,200
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	15,000	15,909
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	8,251
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	25,000	27,065
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	15,000	15,168
United Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	5,000	5,625
United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	104,949
Vertiv Group Corp. 144A sr. unsec. notes 9.25%,
10/15/24	5,000	5,375
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡	10,000	10,375
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	30,000	31,787
Waste Management, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,154
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%,
2/15/26	10,000	10,425
		1,044,696
Communication services (1.6%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	11,000	11,260
American Tower Corp. sr. unsec. sub. notes 2.75%,
1/15/27 R	100,000	99,891
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	17,000	18,890
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	174,104
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	41,799
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	13,000	14,463
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	87,144
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,806
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	40,000	42,800
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	20,000	21,100
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	6,199
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	10,545
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,405
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	34,779

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	$92,000	$101,359
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	23,975
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	26,000	26,655
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	10,000	10,011
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	26,086
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	26,650
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	35,983
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,405
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	25,000	25,797
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	37,018
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	63,000	67,883
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	43,000	46,118
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	107,544
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	35,000	35,766
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	40,000	43,442
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R	5,000	5,306
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	20,000	9,750
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	10,000	10,125
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	25,000	23,125
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	10,000	10,030
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	5,000	5,119
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,259
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	93,323
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	45,000	48,488
Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,113
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	48,000	52,960
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,978
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,333
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,090
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	15,000	15,975

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	$5,000	$5,119
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	25,000	26,195
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	5,000	5,125
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	86,241
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	30,000	37,678
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	75,352
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	155,000	175,920
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	21,100
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	25,000	26,750
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	18,849
		1,999,180
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	25,000	25,633
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	95,380
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%,
12/5/21	75,000	77,174
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27	5,000	4,563
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,013
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,250
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26	5,000	5,313
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	5,000	5,075
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	64,000	64,158
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	38,317
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,228
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	40,055
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26	5,000	5,363
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	10,759
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	5,194
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)	10,000	10,550
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	5,000	5,081

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	$15,000	$15,975
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	19,000	19,309
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27	10,000	10,413
Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 2/15/24	8,000	8,860
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	15,000	13,088
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25	20,000	20,700
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	15,173
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%,
8/15/27	25,000	24,313
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	65,000	67,138
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	41,888
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	70,000	74,000
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,200
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	10,000	10,700
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	15,788
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	10,000	10,413
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	79,692
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	23,517
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,512
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	20,000	22,225
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	13,000	13,878
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,546
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	75,000	79,688
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	15,000	15,638
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%,
3/15/26	55,000	60,906
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	6,208	6,736
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	18,994
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	5,000	5,563
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	99,000	107,664
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,263

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	$80,000	$90,063
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	5,200
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	20,600
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22	25,000	26,388
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	2,000	2,040
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	10,225
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	10,000	10,295
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	5,000	5,575
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	10,000	10,050
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	10,000	10,450
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,175
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/15/27	5,000	5,175
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	10,650
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,281
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	5,000	5,350
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	15,000	15,600
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27	10,000	10,538
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	20,000	20,794
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	25,000	25,469
NCI Building Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	15,000	15,656
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	15,000	15,638
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	15,000	15,807
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	15,000	15,450
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	20,000	20,075
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	76,000	80,079
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	10,568
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,193
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	15,713
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,288

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	$20,000	$25,700
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	27,938
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A
company guaranty sr. unsec. notes 9.375%, 4/1/27	5,000	5,217
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	10,000	10,913
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	30,000	30,023
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	22,000	22,726
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	15,000	15,368
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	16,275
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 8.25%, 3/15/26	15,000	16,538
Scientific Games International, Inc. 144A
sr. unsec. notes 7.00%, 5/15/28	5,000	5,363
Scotts Miracle-Gro, Co. (The) 144A sr. unsec.
notes 4.50%, 10/15/29	15,000	15,333
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	10,225
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	5,000	5,406
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	73,850
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	15,000	15,994
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	15,000	15,544
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,325
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,163
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	25,688
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	36,488
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	10,000
Terrier Media Buyer, Inc. 144A company
guaranty sr. unsec. notes 8.875%, 12/15/27	15,000	15,863
Total System Services, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	55,000	57,870
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	5,075
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	10,000	10,875
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%,
8/16/21	30,000	30,425
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,831
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	35,000	38,145
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	22,026

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	$24,000	$26,611
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	12,858
ViacomCBS, Inc. sr. unsec. unsub. notes 4.50%,
3/1/21	70,000	71,885
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	150,000	253,719
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	10,013
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	18,650
WMG Acquisition Corp. 144A company
guaranty sr. notes 5.00%, 8/1/23	10,000	10,225
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,263
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	10,150
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	10,550
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	25,000	26,563
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29	15,000	16,088
		2,811,033
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	15,563
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 4.375%, 1/15/28 (Canada)	5,000	5,013
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	10,050
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	14,982
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertson’s, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	11,225
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	35,000	37,330
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	16,891
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,388
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	14,168
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	16,000	16,286
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	15,750
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	5,000	5,250
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	20,000	20,500
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,829	3,158
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,325
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	70,731

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Consumer staples cont.
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	$60,000	$76,138
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	5,000
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27	5,000	5,263
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	16,041
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	20,000	20,700
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	20,000	20,725
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	32,000	35,934
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	28,000	30,580
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	15,000	15,821
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	15,825
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	15,544
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,525
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	39,220
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,306
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	30,000	31,275
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,387
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	5,694
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28	20,000	22,171
Netflix, Inc. 144A sr. unsec. bonds 5.375%,
11/15/29	5,000	5,325
Netflix, Inc. 144A sr. unsec. bonds 4.875%,
6/15/30	5,000	5,078
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	10,000	10,428
Party City Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 8/15/23	5,000	4,375
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	15,000	13,800
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%,
1/15/30	5,000	5,238
		706,003
Energy (1.5%)
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	12,378
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	7,140
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	18,000	18,342
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	15,000	15,825

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Energy cont.
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	$11,000	$10,941
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	5,000	3,988
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	5,000	4,550
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	73,149
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	36,830
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	6,000	2,580
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	10,000	12,738
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	10,000	11,245
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	60,000	66,311
Comstock Escrow Corp. company guaranty sr. unsec.
sub. notes 9.75%, 8/15/26	5,000	4,538
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	46,281
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	20,000	17,200
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	10,000	10,500
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	12,000	11,610
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	15,183
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	10,000	10,499
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	21,000
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	48,000	53,143
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	91,000	85,995
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	9,278
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	26,206
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	50,931
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	51,012
Equinor ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,250
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%,
3/1/21	115,000	115,679
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	20,000	20,818
Hess Midstream Operations LP 144A sr. unsec.
notes 5.125%, 6/15/28	5,000	5,063

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Energy cont.
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	$25,000	$26,094
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	10,000	9,400
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	32,472
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	5,013
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	20,000	20,802
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	18,000
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	25,000	26,563
Nine Energy Service, Inc. 144A sr. unsec.
notes 8.75%, 11/1/23	5,000	4,050
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	2,598
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	3,625
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	9,000	8,663
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	5,000	4,188
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	66,000	80,520
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	80,000	89,800
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	9,000	9,630
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	8,000	9,130
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	2,178
Petrobras Global Finance BV 144A company
guaranty sr. unsec. bonds 5.093%, 1/15/30
(Brazil)	15,000	16,073
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	40,000	3,100
Petroleos Mexicanos 144A company
guaranty sr. unsec. bonds 7.69%, 1/23/50
(Mexico)	37,000	40,380
Petroleos Mexicanos 144A company
guaranty sr. unsec. bonds 6.84%, 1/23/30
(Mexico)	54,000	57,582
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	15,000	14,250
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,536
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	12,000	13,209
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	10,000	8,529

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Energy cont.
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	$5,000	$1
Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%,
11/15/20 F	20,000	2
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	72,639
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.125%, 5/11/20
(Netherlands)	110,000	110,000
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,525
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	15,000	14,700
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	4,000	4,040
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	38,000	39,347
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	10,000	9,800
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	30,000	30,600
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,550
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,475
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A sr. unsec.
bonds 5.50%, 3/1/30	5,000	5,138
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.75%, 6/19/21
(France)	115,000	116,552
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	15,404
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	8,900	9,145
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	5,000	5,300
Transocean Sentry, Ltd. 144A company
guaranty sr. notes 5.375%, 5/15/23
(Cayman Islands)	10,000	10,175
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	10,000	7,750
Valaris PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	5,000	2,825
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	5,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,500
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	5,000	5,338
WPX Energy, Inc. sr. unsec. sub. notes 5.25%,
10/15/27	10,000	10,550
		1,883,144
Financials (3.5%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	30,029
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	50,230
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	29,000	31,984

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Financials cont.
Air Lease Corp. sr. unsec. sub. notes 3.25%,
10/1/29	$12,000	$11,937
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes 6.75%,
10/15/27	5,000	5,355
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	40,255
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	13,000	13,114
Ally Financial, Inc. sr. unsec. notes 3.875%,
5/21/24	8,000	8,380
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	40,000	44,750
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	64,800
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	51,003
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,675
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	195,000	263,056
Bank of Montreal sr. unsec. unsub. notes Ser. D,
3.10%, 4/13/21 (Canada)	30,000	30,490
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	3,000	3,129
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	33,243
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	96,372
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	70,287
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	20,000	21,637
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,627
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	10,775
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	46,000	50,600
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	2,000	2,120
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	216,793
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,317
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	50,000	53,886
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	11,961
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	50,682
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29	10,000	11,163
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	10,000	11,075
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	78,139
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	147,000	147,277
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,131
Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6.625%, 3/15/26	5,000	5,406
Credit Acceptance Corp. 144A sr. unsec.
notes 5.125%, 12/31/24	5,000	5,192

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Financials cont.
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	$28,000	$31,008
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	10,000	10,338
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	65,000	70,826
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	31,761
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	16,460
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	146,651
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	14,705
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	5,000	4,913
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,907
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	22,108
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	10,000	10,183
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	107,000	117,976
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	163,000	163,342
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	33,482
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	21,150
Huntington Bancshares, Inc. unsec. notes 4.35%,
2/4/23	40,000	42,183
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,375
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26	10,000	10,650
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 5.25%, 5/15/27	5,000	5,113
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 4.75%, 9/15/24	5,000	5,138
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	15,257
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R	15,000	15,544
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	15,000	15,164
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R	5,000	5,131
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	21,000	22,917
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	80,000	80,608
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	339,934
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	35,533
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,925

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Financials cont.
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	$40,000	$40,204
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	22,000	25,083
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R	5,000	5,213
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	40,000	47,971
Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	196,991
Morgan Stanley sr. unsec. unsub. notes 2.65%,
1/27/20	45,000	45,015
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,538
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	10,563
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	12,000	12,030
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	30,000	30,949
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,700
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	25,000	26,875
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	54,000	57,443
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	45,784
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	49,919
Service Properties Trust sr. unsec. notes 4.375%,
2/15/30 R	21,000	20,617
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,781
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,644
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,375
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%,
11/15/29	15,000	15,657
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	15,000	15,825
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	104,002
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28	5,000	5,450
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	10,000	9,050
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	60,662
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 12/31/99	10,000	10,325
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. notes 3.491%, 5/23/23
(Switzerland)	200,000	205,597
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	20,444

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Financials cont.
Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	$100,000	$119,528
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	8,960
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	80,306
Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	135,035
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	5,000	5,489
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	55,000	57,328
		4,441,505
Health care (1.5%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	165,000	167,864
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	10,000	8,750
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,597
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,764
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	126,326
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	15,000	9,975
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	15,000	17,100
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25	10,000	10,450
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 1/30/30	5,000	5,185
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	11,425
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,519
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	41,329
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 1/30/28	5,000	5,132
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,600
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,113
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	21,000	22,348
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	19,000	20,334
Bristol-Myers Squibb Co. 144A sr. unsec.
notes 2.90%, 7/26/24	81,000	83,640
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	20,000	20,400
Centene Corp. 144A sr. unsec. bonds 4.625%,
12/15/29	25,000	26,284
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	5,306
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	45,000	45,675
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	5,000	5,150
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	13,000	10,660

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Health care cont.
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	$75,000	$78,660
Cigna Corp. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 3/15/21	80,000	81,773
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	99,000	112,550
CVS Health Corp. sr. unsec. unsub. notes 3.70%,
3/9/23	40,000	41,693
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	41,150	43,614
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	15,000	15,363
Eagle Holding Co II, LLC 144A unsec. notes 7.75%,
5/15/22 ‡‡	5,000	5,077
Envision Healthcare Corp. 144A company
guaranty sr. unsec. notes 8.75%, 10/15/26	10,000	6,200
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	16,805
HCA, Inc. company guaranty sr. notes 4.125%,
6/15/29	10,000	10,611
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	15,000	17,242
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	15,000	16,398
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	10,000	11,138
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,420
Hologic, Inc. 144A company guaranty sr. unsec.
notes 4.375%, 10/15/25	5,000	5,163
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,483
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	4,000	3,160
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	10,000	10,403
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	50,000	55,314
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,630
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,138
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	92,919
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	40,000	42,044
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	15,000	15,938
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	15,000	15,638
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	33,990
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	46,000	47,383
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	40,761

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Health care cont.
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	$5,000	$5,119
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	15,000	16,594
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	5,000	5,381
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	20,000	21,125
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	35,000	36,659
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	98,150
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	91,717
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	5,200
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26	5,000	5,325
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	37,980
		1,890,684
Technology (1.6%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,156
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	34,826
Analog Devices, Inc. sr. unsec.
unsub. notes 2.85%, 3/12/20	60,000	60,081
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	42,525
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	25,861
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	97,146
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	30,212
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	30,022
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	15,000	15,188
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	35,000	36,357
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.50%,
1/15/28	90,000	90,566
Cisco Systems, Inc. sr. unsec. unsub. bonds
5.90%, 2/15/39	5,000	7,007
Cisco Systems, Inc. sr. unsec. unsub. notes
2.50%, 9/20/26	35,000	35,685
Cisco Systems, Inc. sr. unsec. unsub. notes
2.20%, 2/28/21	75,000	75,439
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	5,000	5,319
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	5,000	5,213
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	83,000	95,550
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	15,000	15,825
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	10,000	13,779
Dun & Bradstreet Corp. (The) 144A
sr. notes 6.875%, 8/15/26	5,000	5,519
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	43,000	47,139

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Technology cont.
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	$11,000	$11,383
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	20,177
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	15,766
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	61,009
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	140,083
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	4,000	3,910
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	10,000	10,150
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	43,000	55,474
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	44,000	46,484
Microsoft Corp. sr. unsec. unsub. notes 5.30%,
2/8/41	25,000	33,990
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	150,000	169,613
Microsoft Corp. sr. unsec. unsub. notes 1.55%,
8/8/21	80,000	79,894
Oracle Corp. sr. unsec. unsub. bonds 4.00%,
11/15/47	35,000	39,157
Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	45,494
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	10,000	10,230
Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	81,360
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	25,000	24,438
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	10,000	10,650
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	100,000	109,708
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	15,000	15,916
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,338
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	30,000	30,975
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	20,675
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	15,702
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	70,000	72,976
		2,022,967
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	76,401
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	12,000	12,178
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	16,336
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,039
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,360
		150,314

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Utilities and power (1.2%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.50%, 4/15/25	$35,000	$36,138
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	25,000	26,688
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.875%, 5/15/23	6,000	6,105
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.50%, 3/15/23	5,000	5,125
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	61,213
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	62,756
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	53,574
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	10,413
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	15,000	15,133
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,064
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,253
Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	37,170
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	50,219
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	77,401
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	56,682
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	16,540
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	33,052
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	91,323
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	33,000	41,635
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	10,000	10,345
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	11,523
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	81,100
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,752
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	107,385
Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%,
1/15/32	17,000	23,434
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	65,927
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,925
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	5,000	5,425
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	5,000	5,425
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	36,000	37,714
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	25,000	25,852

CORPORATE BONDS
AND NOTES (15.4%)* cont.	Principal amount	Value

Utilities and power cont.
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	$10,000	$10,813
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	75,763
Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	81,553
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	62,560
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	32,757
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	13,000	20
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,700
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	5,000	5,225
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	27,000	27,545
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	28,000	28,364
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	10,000	10,538
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	15,000	15,900
		1,466,029

Total corporate bonds and notes (cost $18,156,772)		$19,387,211

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (10.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$227,246	$263,985
3.50%, TBA, 1/1/50	3,000,000	3,092,109
		3,356,094
U.S. Government Agency Mortgage Obligations (7.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.00%, 1/1/48	2,540,468	2,590,528
Federal National Mortgage Association
Pass-Through Certificates
4.00%, 1/1/57	71,647	76,873
4.00%, 1/1/49	723,900	753,857
3.00%, with due dates from 4/1/46 to 11/1/48	1,504,290	1,536,578
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/50	1,000,000	1,097,031
4.50%, TBA, 1/1/50	1,000,000	1,052,969
4.00%, TBA, 1/1/50	1,000,000	1,040,234
3.00%, TBA, 1/1/35	1,000,000	1,025,000
		9,173,070
Total U.S. government and agency mortgage
obligations (cost $12,374,634)		$12,529,164

MORTGAGE-BACKED SECURITIES (1.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$8,296	$13,279
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	11,553	17,992
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month
US LIBOR) + 22.28%), 16.534%, 12/15/36	8,675	12,322

20 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 14.641%, 3/15/35	$23,123	$30,525
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 12.499%, 6/15/34	11,190	13,040
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.95%), 5.21%, 3/15/41	57,686	10,493
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	15,176	24,684
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	13,616	20,875
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 14.874%, 8/25/35	5,338	7,076
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 4.308%, 12/25/48	205,133	26,988
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,397	3,845
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	51,158	10,605
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 6/20/43	81,911	16,974
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	102,821	10,163
Ser. 13-14, IO, 3.50%, 12/20/42	220,189	21,959
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	206,385	16,164
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66 W	180,598	18,367
Ser. 15-H26, Class DI, IO, 1.682%, 10/20/65 W	246,440	21,420
		296,771
Commercial mortgage-backed securities (0.6%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.292%, 1/15/49 W	43,143	90
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	99,877	1
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	2,031	—
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.308%,
12/11/38 W	33,971	350
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 1.301%, 12/11/49 W	882	36
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47 W	10,000	10,721
FRB Ser. 06-C5, Class XC, IO, 0.52%, 10/15/49 W	412,895	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.537%, 12/10/44 W	61,000	62,685
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47 W	26,000	27,477
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	21,479
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	91,088
FRB Ser. 14-UBS6, Class C, 4.449%, 12/10/47 W	16,000	16,327
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	30,862
FRB Ser. 14-CR20, Class XA, IO, 1.028%,
11/10/47 W	284,497	11,872
FRB Ser. 14-CR18, Class XA, IO, 0.998%, 7/15/47 W	90,917	3,369
FRB Ser. 14-CR17, Class XA, IO, 0.982%, 5/10/47 W	568,238	20,435
FRB Ser. 14-UBS6, Class XA, IO, 0.898%,
12/10/47 W	871,071	31,586
FRB Ser. 14-LC17, Class XA, IO, 0.772%, 10/10/47 W	536,176	15,758
COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.359%, 12/10/46 W	30,352	—
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.016%, 1/15/49 W	511,234	5
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.36%,
12/15/49 W	70,000	73,033

MORTGAGE-BACKED
SECURITIES (1.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.076%, 12/10/49 W	$743,804	$7
GS Mortgage Securities Trust FRB Ser. 15-GC30,
Class XA, IO, 0.812%, 5/10/50 W	439,789	13,419
GS Mortgage Securities Trust 144A FRB
Ser. 06-GG8, Class X, IO, 1.047%, 11/10/39 W	783,966	7,586
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.198%, 11/15/45 W	43,000	46,389
FRB Ser. 14-C22, Class C, 4.557%, 9/15/47 W	23,000	23,527
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,203	9,424
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,549
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45 W	97,739	31
FRB Ser. 07-LDPX, Class X, IO, 0.054%, 1/15/49 W	270,099	3
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.449%, 9/12/37 W	72,856	59
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39 W	381,004	2,912
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40 W	50,791	7
FRB Ser. 05-C5, Class XCL, IO, 0.303%, 9/15/40 W	67,698	21
Merrill Lynch Mortgage Trust 144A FRB
Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	53,222	1
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44 W	570	—
FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45 W	5,476	1
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.935%, 2/15/47 W	10,000	10,683
FRB Ser. 14-C17, Class XA, IO, 1.109%, 8/15/47 W	214,942	8,066
FRB Ser. 13-C12, Class XA, IO, 0.605%, 10/15/46 W	448,117	8,352
Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C5, Class E, 4.678%, 8/15/45 W	15,000	15,478
UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C4, Class XA, IO, 1.628%, 12/10/45 W	197,577	7,166
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.085%, 5/15/46 W	156,016	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.284%, 7/15/46 W	19,000	20,006
FRB Ser. 13-LC12, Class C, 4.284%, 7/15/46 W	24,000	24,347
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	33,915
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,282
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44 W	32,000	30,305
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44 W	25,000	25,499
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46 W	43,000	35,085
FRB Ser. 11-C5, Class XA, IO, 1.706%, 11/15/44 W	263,655	5,741
FRB Ser. 12-C10, Class XA, IO, 1.539%, 12/15/45 W	300,987	11,351
		785,392
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 4.639%, 5/25/35 W	21,171	21,877
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.179%, 6/25/46	89,571	82,824
FRB Ser. 05-27, Class 1A1, 2.512%, 8/25/35 W	29,051	25,104
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 1.982%, 8/25/46	108,113	97,122

Putnam VT Global Asset Allocation Fund 21

MORTGAGE-BACKED
SECURITIES (1.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, (1 Month US LIBOR + 6.95%), 8.742%,
8/25/28	$13,900	$15,040
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1M2, (1 Month US LIBOR + 6.75%), 8.542%,
8/25/28	48,357	53,513
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 7.792%,
9/25/28	40,873	44,506
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%,
4/25/28	61,355	65,263
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%,
7/25/25	15,278	16,201
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%), 6.692%,
11/25/24	6,694	7,340
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%), 6.092%,
2/25/25	15,281	16,260
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.042%,
1/25/29	40,000	42,529
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%,
5/25/25	5,966	6,306
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%), 4.692%,
7/25/24	12,712	13,221
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%), 4.392%,
5/25/24	14,725	15,339
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%), 2.592%,
2/25/34	26,157	25,701
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 4.359%, 2/25/35 W	8,141	8,438
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%), 2.917%,
10/25/33	53,619	54,075
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%), 2.842%,
10/25/34	30,000	29,858
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 2.692%, 11/25/34	33,386	33,434
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR
+ 0.85%), 2.642%, 5/25/47	33,852	29,735
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.884%, 10/25/35 W	31,132	31,412
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 2.752%, 7/25/45	37,396	37,205
		772,303

Total mortgage-backed securities (cost $1,798,999)		$1,854,466

ASSET-BACKED SECURITIES (0.3%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
2.592%, 6/25/52	$55,000	$55,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 2.53%, 10/24/20	46,000	46,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 9/24/20	50,000	50,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 6/24/20	56,000	56,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 2/24/20	90,000	90,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 2.442%, 8/25/52	29,000	29,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 2.308%,
1/25/46	63,750	62,848
Total asset-backed securities (cost $389,494)		$388,848

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.2%)*	Principal amount	Value

Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/15/24
(Indonesia)	$200,000	$226,235
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	23,000	28,228
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	23,000	2,645
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	36,000	4,140
Total foreign government and agency bonds
and notes (cost $253,982)		$261,248

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%,
6/21/24	$4,974	$4,955
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 6.555%,
12/31/22	5,000	4,419
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	4,604	4,615
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.549%,
4/16/21	2,996	2,571
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 4.549%, 3/31/24	13,663	13,665
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	3,411	3,440
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.042%, 5/21/24	14,923	5,148
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	34,388	34,259
Neiman Marcus Group, Ltd., LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 6.00%), 7.713%,
10/25/23	14,893	12,153
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	4,912	4,789
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%,
9/7/23	9,403	7,176
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	10,000	8,000

22 Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.1%)* [c] cont.	Principal amount	Value

Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	$9,825	$8,892
Solenis International LP bank term loan FRN (BBA
LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	4,987	4,921
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 4.799%, 3/28/25	19,600	19,243
Total senior loans (cost $155,811)		$138,246

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	575	$18,233
Nine Point Energy 6.75% cv. pfd. F	1	200
Total convertible preferred stocks (cost $11,501)		$18,433

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,714
Total preferred stocks (cost $17,000)		$17,714

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$1,032,380	AUD 1,471,150	$457
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	1,032,380	AUD 1,471,150	457
EUR/NOK (Put)	Jan-20/NOK 9.85	749,296	EUR 668,000	3,959
Total purchased options outstanding (cost $47,023)				$4,873

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26	$5,000	$4,810
Total convertible bonds and notes (cost $4,692)		$4,810

	Principal amount/
SHORT-TERM INVESTMENTS (18.3%)*	shares		Value

Putnam Cash Collateral Pool, LLC 1.81% [d]	Shares	419,428	$419,428
Putnam Short Term Investment
Fund 1.72% L	Shares	22,059,848	22,059,848
U.S. Treasury Bills 1.564%, 5/7/20 # §	$188,001		186,998
U.S. Treasury Bills 1.574%, 5/21/20 # §	139,000		138,175
U.S. Treasury Bills 1.908%, 3/12/20 #	41,999		41,877
U.S. Treasury Bills 1.647%, 4/2/20 #	34,000		33,868
U.S. Treasury Bills 1.565%, 4/16/20 #	19,001		18,915
U.S. Treasury Bills 1.541%, 4/23/20 §	18,000		17,914
Total short-term investments (cost $22,916,963)			$22,917,023

Total investments (cost $116,735,910)			$133,595,424

Key to holding’s currency abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD / $	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $125,494,793.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $280,488 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 5).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $98,410 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 5).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 8).

d Affiliated company. See Notes 1 and 6 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $11,007,527 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Global Asset Allocation Fund 23

FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $10,433,125)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/15/20	$110,633	$104,748	$5,885
	Brazilian Real	Sell	2/4/20	11,673	7,988	(3,685)
	British Pound	Buy	3/18/20	64,110	62,600	1,510
	Canadian Dollar	Buy	1/15/20	13,093	12,888	205
	Euro	Buy	3/18/20	444,138	440,042	4,096
	Japanese Yen	Sell	2/19/20	63,373	62,941	(432)
	Mexican Peso	Buy	1/15/20	131,185	123,733	7,452
	Mexican Peso	Sell	1/15/20	131,185	126,963	(4,222)
Barclays Bank PLC
	Canadian Dollar	Buy	1/15/20	252,070	248,696	3,374
	Canadian Dollar	Sell	1/15/20	252,070	246,887	(5,183)
	Hong Kong Dollar	Sell	2/19/20	222,929	221,789	(1,140)
	New Zealand Dollar	Buy	1/15/20	130,684	130,662	22
	New Zealand Dollar	Sell	1/15/20	130,684	121,256	(9,428)
	Norwegian Krone	Sell	3/18/20	96,168	94,815	(1,353)
	Swedish Krona	Sell	3/18/20	31,781	31,627	(154)
Citibank, N.A.
	Brazilian Real	Sell	2/4/20	2,608	2,519	(89)
	Canadian Dollar	Buy	1/15/20	125,304	123,842	1,462
	Canadian Dollar	Sell	1/15/20	125,304	123,088	(2,216)
	Danish Krone	Buy	3/18/20	133,506	132,168	1,338
	Japanese Yen	Buy	2/19/20	404,073	404,954	(881)
	New Zealand Dollar	Buy	1/15/20	11,109	11,107	2
	New Zealand Dollar	Sell	1/15/20	11,109	10,309	(800)
Credit Suisse International
	Euro	Buy	3/18/20	31,668	31,358	310
Goldman Sachs International
	Australian Dollar	Buy	1/15/20	108,454	108,143	311
	Australian Dollar	Sell	1/15/20	108,454	104,894	(3,560)
	Brazilian Real	Buy	2/4/20	5,861	4,016	1,845
	British Pound	Sell	3/18/20	108,310	105,943	(2,367)
	Chilean Peso	Buy	1/15/20	117,687	124,162	(6,475)
	Chilean Peso	Sell	1/15/20	117,687	123,845	6,158
	Japanese Yen	Sell	2/19/20	62,928	63,021	93
	New Zealand Dollar	Buy	1/15/20	267,696	265,747	1,949
	New Zealand Dollar	Sell	1/15/20	267,696	250,116	(17,580)
	Norwegian Krone	Buy	3/18/20	687,943	658,246	29,697
	Swedish Krona	Sell	3/18/20	25,502	24,918	(584)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/15/20	127,618	123,955	3,663
	Australian Dollar	Sell	1/15/20	127,618	126,879	(739)
	British Pound	Sell	3/18/20	108,310	105,943	(2,367)
	New Zealand Dollar	Buy	1/15/20	32,048	31,554	494
	New Zealand Dollar	Sell	1/15/20	32,048	31,950	(98)
	Norwegian Krone	Sell	3/18/20	64,268	63,067	(1,201)
	Swedish Krona	Sell	3/18/20	235,923	230,871	(5,052)
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/18/20	410,411	401,487	8,924
	Euro	Buy	3/18/20	98,384	97,387	997
	Japanese Yen	Sell	2/19/20	31,899	31,631	(268)
	New Zealand Dollar	Buy	1/15/20	328,763	320,314	8,449
	New Zealand Dollar	Sell	1/15/20	328,763	305,062	(23,701)

24 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $10,433,125) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Norwegian Krone	Sell	3/18/20	$231,939	$221,866	$(10,073)
	Singapore Dollar	Buy	2/19/20	68,579	68,024	555
	Swedish Krona	Sell	3/18/20	12,451	12,259	(192)
	Swiss Franc	Buy	3/18/20	301,076	295,539	5,537
NatWest Markets PLC
	Australian Dollar	Buy	1/15/20	365,795	349,207	16,588
	Australian Dollar	Sell	1/15/20	365,795	364,687	(1,108)
	British Pound	Buy	3/18/20	63,977	62,470	1,507
	Euro	Buy	3/18/20	31,668	31,488	180
	New Zealand Dollar	Buy	1/15/20	32,250	31,220	1,030
	New Zealand Dollar	Sell	1/15/20	32,250	32,241	(9)
	Norwegian Krone	Buy	3/18/20	131,430	125,870	5,560
	Swedish Krona	Sell	3/18/20	129,384	127,384	(2,000)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/15/20	40,223	35,708	(4,515)
	British Pound	Sell	3/18/20	141,892	140,474	(1,418)
	Canadian Dollar	Sell	1/15/20	7,163	6,080	(1,083)
	Euro	Buy	3/18/20	286,926	284,417	2,509
	Japanese Yen	Sell	2/19/20	408,099	407,500	(599)
	New Zealand Dollar	Buy	1/15/20	31,644	25,536	6,108
	Norwegian Krone	Buy	3/18/20	133,150	125,632	7,518
	Swedish Krona	Sell	3/18/20	477,183	470,406	(6,777)
Toronto-Dominion Bank
	Canadian Dollar	Sell	1/15/20	63,845	60,971	(2,874)
	Euro	Buy	3/18/20	32,006	31,696	310
	Swedish Krona	Sell	3/18/20	64,654	63,605	(1,049)
UBS AG
	Australian Dollar	Sell	1/15/20	108,454	110,869	2,415
	British Pound	Sell	3/18/20	64,243	63,303	(940)
	Japanese Yen	Sell	2/19/20	63,027	62,955	(72)
	New Zealand Dollar	Buy	1/15/20	69,483	61,319	8,164
	Swedish Krona	Sell	3/18/20	63,829	62,852	(977)
WestPac Banking Corp.
	Australian Dollar	Buy	1/15/20	32,571	32,476	95
	Australian Dollar	Sell	1/15/20	32,571	31,649	(922)
	British Pound	Sell	3/18/20	31,989	31,533	(456)
	Canadian Dollar	Buy	1/15/20	21,795	21,347	448
	Euro	Sell	3/18/20	112	411	299
Unrealized appreciation						147,059
Unrealized (depreciation)						(128,639)
Total						$18,420

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT Global Asset Allocation Fund 25

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/19	contracts	amount	Value	date	(depreciation)
Russell 2000
Index E-Mini
(Long)	63	$5,262,390	$5,262,390	Mar-20	$68,740
S&P 500 Index
E-Mini (Long)	5	807,695	807,775	Mar-20	15,006
S&P 500 Index
E-Mini (Short)	43	6,946,177	6,946,865	Mar-20	(129,411)
S&P Mid Cap
400 Index E-Mini
(Long)	1	206,302	206,480	Mar-20	2,412
U.S. Treasury
Bond 30 yr (Long)	8	1,247,250	1,247,250	Mar-20	(27,018)

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/19 cont.	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond Ultra 30 yr
(Long)	15	$2,724,844	$2,724,844	Mar-20	(91,909)
U.S. Treasury
Note 2 yr (Long)	32	6,896,000	6,896,000	Mar-20	(4,549)
U.S. Treasury
Note 2 yr (Short)	26	5,603,000	5,603,000	Mar-20	3,598
U.S. Treasury
Note 5 yr (Long)	45	5,337,422	5,337,422	Mar-20	(19,437)
U.S. Treasury
Note 10 yr (Long)	16	2,054,750	2,054,750	Mar-20	(18,786)
Unrealized appreciation					89,756
Unrealized (depreciation)					(291,110)
Total					$(201,354)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19	Principal	Settlement
(proceeds receivable $1,011,992)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	$1,000,000	1/14/20	$1,014,375
Total			$1,014,375

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,701,200	$3,564 E	$(3,699)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-	$(134)
					BBA — Quarterly
1,908,000	1,837 E	1,607	3/18/22	3 month USD-LIBOR-BBA —	1.60% — Semiannually	(231)
				Quarterly
36,400	784 E	(131)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-	652
					BBA — Quarterly
170,200	3,665 E	612	3/18/50	3 month USD-LIBOR-BBA —	2.00% — Semiannually	(3,053)
				Quarterly
404,200	5,611 E	(3,037)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-	2,574
					BBA — Quarterly
491,500	6,823 E	3,692	3/18/30	3 month USD-LIBOR-BBA —	1.75% — Semiannually	(3,131)
				Quarterly
1,350,400	6,768 E	(3,879)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-	2,889
					BBA — Quarterly
1,536,400	7,700 E	4,402	3/18/25	3 month USD-LIBOR-BBA —	1.625% — Semiannually	(3,298)
				Quarterly
Total		$(433)				$(3,732)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$16,840	$16,847	$—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	$28
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
117,696	117,478	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(48)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
31,633	31,710	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	123
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
19,251	19,263	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(51)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

26 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$2,070	$2,054	$—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	$3
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
13,500	13,335	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(19)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
10,936	10,802	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(15)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,219	1,195	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(11)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,384	4,377	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(47)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
3,858,612	3,937,795	—	11/25/20	(3 month USD-LIBOR-	A basket (CGPUTQL2)	82,674
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
3,311,762	3,408,248	—	11/25/20	3 month USD-LIBOR-	Russell 1000 Total Return	(90,402)
				BBA plus 0.09% —	Index — Quarterly
				Quarterly
4,275	4,267	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(2)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
110,884	110,755	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	9
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
4,866	4,815	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(1)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
19,307	19,071	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	27
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
7,684,834	7,712,121	—	12/15/20	(1 month USD-LIBOR-	A basket (GSGLPWDL)	32,536
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*
7,190,935	7,237,365	—	12/15/20	1 month USD-LIBOR-	A basket (GSGLPWDS)	(50,740)
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
3,010	2,951	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(27)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
3,010	2,951	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(27)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
5,129	5,066	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	7
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
7,239	7,097	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	65
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		115,472
Upfront premium (paid)		—		Unrealized (depreciation)		(141,390)
Total		$—		Total		$(25,918)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Putnam VT Global Asset Allocation Fund 27

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Technology	378	$111,069	2.82%
JPMorgan Chase & Co.	Financials	748	104,301	2.65%
Microsoft Corp.	Technology	618	97,488	2.48%
Alphabet, Inc. Class A	Technology	72	96,343	2.45%
Verizon Communications, Inc.	Communication services	1,475	90,541	2.30%
Medtronic PLC	Health care	697	79,062	2.01%
Honeywell International, Inc.	Capital goods	424	74,962	1.90%
Starbucks Corp.	Consumer staples	808	71,058	1.80%
Texas Instruments, Inc.	Technology	549	70,445	1.79%
Fidelity National Information Services, Inc.	Technology	503	69,944	1.78%
Lockheed Martin Corp.	Capital goods	179	69,830	1.77%
TJX Cos., Inc. (The)	Consumer cyclicals	1,118	68,259	1.73%
Automatic Data Processing, Inc.	Consumer cyclicals	398	67,934	1.73%
Mondelez International, Inc. Class A	Consumer staples	1,226	67,533	1.71%
U.S. Bancorp	Financials	1,138	67,448	1.71%
Kinder Morgan, Inc.	Utilities and power	2,970	62,885	1.60%
Walt Disney Co. (The)	Consumer cyclicals	428	61,878	1.57%
Sysco Corp.	Consumer staples	723	61,862	1.57%
Intuit, Inc.	Technology	226	59,096	1.50%
Johnson & Johnson	Health care	397	57,926	1.47%
Allstate Corp. (The)	Financials	496	55,820	1.42%
Exelon Corp.	Utilities and power	1,168	53,243	1.35%
Annaly Capital Management, Inc.	Financials	5,624	52,977	1.35%
Waste Management, Inc.	Capital goods	450	51,323	1.30%
Leidos Holdings, Inc.	Technology	515	50,399	1.28%
DTE Energy Co.	Utilities and power	388	50,344	1.28%
Intercontinental Exchange, Inc.	Financials	540	50,007	1.27%
Omnicom Group, Inc.	Consumer cyclicals	579	46,947	1.19%
Exxon Mobil Corp.	Energy	670	46,772	1.19%
Amazon.com, Inc.	Consumer cyclicals	25	46,077	1.17%
Cisco Systems, Inc.	Technology	937	44,920	1.14%
Cognizant Technology Solutions Corp. Class A	Technology	724	44,919	1.14%
Hershey Co. (The)	Consumer staples	277	40,779	1.04%
Ross Stores, Inc.	Consumer cyclicals	350	40,757	1.04%
Baxter International, Inc.	Health care	472	39,449	1.00%
Merck & Co., Inc.	Health care	428	38,947	0.99%
VICI Properties, Inc.	Financials	1,507	38,501	0.98%
Pfizer, Inc.	Health care	978	38,311	0.97%
Garmin, Ltd.	Technology	388	37,849	0.96%
eBay, Inc.	Technology	1,030	37,181	0.94%
AGNC Investment Corp.	Financials	2,083	36,821	0.94%
Ingersoll-Rand PLC	Capital goods	274	36,421	0.92%
Delta Air Lines, Inc.	Transportation	622	36,346	0.92%
Procter & Gamble Co. (The)	Consumer staples	285	35,594	0.90%
Take-Two Interactive Software, Inc.	Technology	289	35,427	0.90%
Western Union Co. (The)	Technology	1,322	35,416	0.90%
AutoZone, Inc.	Consumer cyclicals	29	34,309	0.87%
Charter Communications, Inc. Class A	Communication services	70	33,784	0.86%
Bristol-Myers Squibb Co.	Health care	520	33,408	0.85%
Hologic, Inc.	Health care	596	31,105	0.79%

28 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
National Bank of Canada (Canada)	Financials	934	$51,868	0.67%
Muenchener Rueckversicherungs-Gesellschaft AG in	Financials	174	51,431	0.67%
Muenchen (Germany)
Partners Group Holding AG (Switzerland)	Financials	56	51,049	0.66%
Xcel Energy, Inc.	Utilities and power	797	50,585	0.66%
AMETEK, Inc.	Conglomerates	506	50,494	0.65%
OGE Energy Corp.	Utilities and power	1,133	50,398	0.65%
Paychex, Inc.	Technology	590	50,147	0.65%
Omnicom Group, Inc.	Consumer cyclicals	617	49,985	0.65%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	9,084	49,595	0.64%
Aena SME SA (Spain)	Transportation	259	49,569	0.64%
Ingersoll-Rand PLC	Capital goods	372	49,464	0.64%
Citrix Systems, Inc.	Technology	445	49,296	0.64%
Swisscom AG (Switzerland)	Communication services	93	49,293	0.64%
WEC Energy Group, Inc.	Utilities and power	530	48,925	0.63%
Ageas (Belgium)	Financials	826	48,823	0.63%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,308	48,616	0.63%
Swiss Life Holding AG (Switzerland)	Financials	95	47,769	0.62%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	635	47,498	0.62%
Toronto-Dominion Bank (Canada)	Financials	843	47,252	0.61%
Royal Bank of Canada (Canada)	Financials	593	46,937	0.61%
Eni SpA (Italy)	Utilities and power	3,000	46,600	0.60%
Canadian Imperial Bank of Commerce (Canada)	Financials	559	46,548	0.60%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	1,182	46,224	0.60%
Cummins, Inc.	Capital goods	254	45,409	0.59%
Givaudan SA (Switzerland)	Basic materials	14	44,645	0.58%
Diageo PLC (United Kingdom)	Consumer staples	1,049	44,455	0.58%
Comcast Corp. Class A	Communication services	984	44,231	0.57%
Sun Life Financial, Inc. (Canada)	Financials	957	43,644	0.57%
Expeditors International of Washington, Inc.	Transportation	557	43,421	0.56%
Raymond James Financial, Inc.	Financials	479	42,855	0.56%
Automatic Data Processing, Inc.	Consumer cyclicals	251	42,844	0.56%
Mizuho Financial Group, Inc. (Japan)	Financials	27,325	42,325	0.55%
MTU Aero Engines AG (Germany)	Capital goods	145	41,275	0.54%
Roper Technologies, Inc.	Capital goods	116	41,205	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,023	40,851	0.53%
NN Group NV (Netherlands)	Financials	1,050	39,824	0.52%
Halma PLC (United Kingdom)	Technology	1,420	39,813	0.52%
Red Electrica Corporacion SA (Spain)	Utilities and power	1,965	39,508	0.51%
CGI Group, Inc. Class A (Canada)	Technology	469	39,251	0.51%
Endesa SA (Spain)	Utilities and power	1,470	39,235	0.51%
Repsol SA (Spain)	Energy	2,481	38,768	0.50%
Expedia, Inc.	Consumer cyclicals	358	38,736	0.50%
Booking Holdings, Inc.	Consumer cyclicals	19	38,461	0.50%
Baloise Holding AG (Switzerland)	Financials	212	38,341	0.50%
Air Liquide SA (France)	Basic materials	270	38,194	0.50%
Rio Tinto PLC (United Kingdom)	Basic materials	627	37,377	0.48%
Legrand SA (France)	Capital goods	457	37,227	0.48%
People’s United Financial, Inc.	Financials	2,164	36,575	0.47%
Hershey Co. (The)	Consumer staples	247	36,289	0.47%
AGNC Investment Corp.	Financials	2,032	35,934	0.47%

Putnam VT Global Asset Allocation Fund 29

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Fortis, Inc. (Canada)	Utilities and power	1,107	$45,913	0.63%
American Tower Corp.	Communication services	199	45,684	0.63%
Zurich Insurance Group AG (Switzerland)	Financials	111	45,433	0.63%
AIA Group, Ltd. (Hong Kong)	Financials	4,268	44,806	0.62%
DBS Group Holdings, Ltd. (Singapore)	Financials	2,327	44,769	0.62%
Markel Corp.	Financials	39	44,121	0.61%
ABB, Ltd. (Switzerland)	Capital goods	1,772	42,787	0.59%
Camden Property Trust	Financials	401	42,566	0.59%
Daimler AG (Germany)	Consumer cyclicals	765	42,357	0.59%
Autodesk, Inc.	Technology	228	41,876	0.58%
Credit Agricole SA (France)	Financials	2,863	41,509	0.57%
Panasonic Corp. (Japan)	Consumer cyclicals	4,338	41,099	0.57%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	886	40,713	0.56%
American Express Co.	Financials	326	40,640	0.56%
Alexandria Real Estate Equities, Inc.	Financials	248	40,034	0.55%
Fidelity National Information Services, Inc.	Technology	285	39,583	0.55%
International Business Machines Corp.	Technology	292	39,207	0.54%
ANA Holdings, Inc. (Japan)	Transportation	1,166	39,083	0.54%
Accor SA (France)	Consumer cyclicals	834	39,042	0.54%
Crown Castle International Corp.	Communication services	274	38,967	0.54%
Credit Suisse Group AG (Switzerland)	Financials	2,818	38,152	0.53%
Entergy Corp.	Utilities and power	315	37,761	0.52%
Waste Connections, Inc.	Capital goods	416	37,732	0.52%
Svenska Handelsbanken AB (Sweden)	Financials	3,413	36,771	0.51%
NiSource, Inc.	Utilities and power	1,301	36,208	0.50%
FirstEnergy Corp.	Utilities and power	744	36,156	0.50%
Microchip Technology, Inc.	Technology	342	35,804	0.49%
Prologis, Inc.	Financials	390	34,779	0.48%
Wells Fargo & Co.	Financials	642	34,563	0.48%
Alliant Energy Corp.	Utilities and power	628	34,363	0.47%
Becton Dickinson and Co.	Health care	124	33,759	0.47%
Delivery Hero Holding GmbH (Germany)	Consumer staples	426	33,745	0.47%
Archer-Daniels-Midland Co.	Basic materials	726	33,645	0.46%
MS&AD Insurance Group Holdings (Japan)	Financials	1,011	33,616	0.46%
SBA Communications Corp.	Communication services	139	33,416	0.46%
Sensata Technologies Holding PLC	Technology	620	33,381	0.46%
Xylem, Inc.	Capital goods	423	33,307	0.46%
Macquarie Group, Ltd. (Australia)	Financials	340	32,868	0.45%
Abbott Laboratories	Health care	377	32,711	0.45%
Coca-Cola Co. (The)	Consumer staples	589	32,585	0.45%
Equinix, Inc.	Communication services	56	32,501	0.45%
AstraZeneca PLC (United Kingdom)	Health care	320	32,293	0.45%
Caterpillar, Inc.	Capital goods	217	32,103	0.44%
Equifax, Inc.	Consumer cyclicals	228	31,957	0.44%
Southern Co. (The)	Utilities and power	502	31,949	0.44%
Arthur J. Gallagher & Co.	Financials	335	31,879	0.44%
Nordea Bank ABP (Finland)	Financials	3,923	31,685	0.44%
Boston Scientific Corp.	Health care	699	31,601	0.44%
Telefonica SA (Spain)	Communication services	4,465	31,190	0.43%
GoDaddy, Inc. Class A	Technology	456	30,997	0.43%

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$273	$4,000	$204	5/11/63	300 bp — Monthly	$71
CMBX NA BBB–.6 Index	BBB–/P	482	8,000	409	5/11/63	300 bp — Monthly	78
CMBX NA BBB–.6 Index	BBB–/P	926	15,000	767	5/11/63	300 bp — Monthly	168
CMBX NA BBB–.6 Index	BBB–/P	912	16,000	818	5/11/63	300 bp — Monthly	104
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	(100)	11,000	171	5/11/63	200 bp — Monthly	75
CMBX NA A.6 Index	A/P	(1)	3,000	47	5/11/63	200 bp — Monthly	47
CMBX NA BB.6 Index	BB–/P	1,050	5,000	566	5/11/63	500 bp — Monthly	489
CMBX NA BB.6 Index	BB–/P	2,215	9,000	1,019	5/11/63	500 bp — Monthly	1,205
CMBX NA BB.7 Index	BB/P	278	2,000	77	1/17/47	500 bp — Monthly	203
CMBX NA BB.7 Index	BB/P	514	4,000	154	1/17/47	500 bp — Monthly	364
CMBX NA BB.7 Index	BB/P	725	6,000	230	1/17/47	500 bp — Monthly	500
Credit Suisse International
CMBX NA A.6 Index	A/P	(32)	29,000	450	5/11/63	200 bp — Monthly	429
CMBX NA A.7 Index	A-/P	291	7,000	203	1/17/47	200 bp — Monthly	497
CMBX NA A.7 Index	A-/P	37	1,000	29	1/17/47	200 bp — Monthly	66
CMBX NA BB.7 Index	BB/P	401	3,000	115	1/17/47	500 bp — Monthly	289
CMBX NA BBB–.6 Index	BBB–/P	15,880	169,000	8,636	5/11/63	300 bp — Monthly	7,342
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	97	1/17/47	300 bp — Monthly	1,488
CMBX NA BBB–.7 Index	BBB–/P	632	8,000	37	1/17/47	300 bp — Monthly	674
Goldman Sachs International
CMBX NA A.6 Index	A/P	3,382	55,000	853	5/11/63	200 bp — Monthly	4,256
CMBX NA A.6 Index	A/P	1,868	31,000	481	5/11/63	200 bp — Monthly	2,361
CMBX NA A.6 Index	A/P	602	26,000	403	5/11/63	200 bp — Monthly	1,015
CMBX NA A.6 Index	A/P	753	24,000	372	5/11/63	200 bp — Monthly	1,134
CMBX NA A.6 Index	A/P	433	14,000	217	5/11/63	200 bp — Monthly	655
CMBX NA A.6 Index	A/P	560	11,000	171	5/11/63	200 bp — Monthly	735
CMBX NA A.6 Index	A/P	456	9,000	140	5/11/63	200 bp — Monthly	599
CMBX NA A.6 Index	A/P	468	9,000	140	5/11/63	200 bp — Monthly	611
CMBX NA A.6 Index	A/P	354	7,000	109	5/11/63	200 bp — Monthly	466
CMBX NA A.6 Index	A/P	263	4,000	62	5/11/63	200 bp — Monthly	326
CMBX NA A.6 Index	A/P	61	2,000	31	5/11/63	200 bp — Monthly	93
CMBX NA BBB–.6 Index	BBB–/P	68	1,000	51	5/11/63	300 bp — Monthly	18
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	51	5/11/63	300 bp — Monthly	29
CMBX NA BBB–.6 Index	BBB–/P	173	2,000	102	5/11/63	300 bp — Monthly	72
CMBX NA BBB–.6 Index	BBB–/P	156	3,000	153	5/11/63	300 bp — Monthly	5
CMBX NA BBB–.6 Index	BBB–/P	325	3,000	153	5/11/63	300 bp — Monthly	173
CMBX NA BBB–.6 Index	BBB–/P	248	5,000	256	5/11/63	300 bp — Monthly	(5)
CMBX NA BBB–.6 Index	BBB–/P	772	7,000	358	5/11/63	300 bp — Monthly	418
CMBX NA BBB–.6 Index	BBB–/P	1,339	11,000	562	5/11/63	300 bp — Monthly	784
CMBX NA BBB–.6 Index	BBB–/P	774	16,000	818	5/11/63	300 bp — Monthly	(34)
CMBX NA BBB–.6 Index	BBB–/P	3,157	42,000	2,146	5/11/63	300 bp — Monthly	1,035
CMBX NA BBB–.6 Index	BBB–/P	4,033	43,000	2,197	5/11/63	300 bp — Monthly	1,861
CMBX NA BBB–.7 Index	BBB–/P	887	12,000	55	1/17/47	300 bp — Monthly	949
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB–/P	635	3,000	340	5/11/63	500 bp — Monthly	298
CMBX NA BB.6 Index	BB–/P	636	3,000	340	5/11/63	500 bp — Monthly	299
CMBX NA A.6 Index	A/P	3,543	154,000	2,387	5/11/63	200 bp — Monthly	5,990
CMBX NA A.6 Index	A/P	(52)	7,000	109	5/11/63	200 bp — Monthly	60
CMBX NA A.6 Index	A/P	6	2,000	31	5/11/63	200 bp — Monthly	38
CMBX NA BB.10 Index	BB–/P	321	4,000	234	5/11/63	500 bp — Monthly	90
CMBX NA BBB–.7 Index	BBB–/P	1,692	14,000	64	1/17/47	300 bp — Monthly	1,765

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	$830	$6,000	$307	5/11/63	300 bp — Monthly	$527
CMBX NA A.6 Index	A/P	243	18,000	279	5/11/63	200 bp — Monthly	529
CMBX NA BB.6 Index	BB–/P	737	3,000	340	5/11/63	500 bp — Monthly	400
CMBX NA BB.6 Index	BB–/P	1,478	6,000	679	5/11/63	500 bp — Monthly	805
CMBX NA BBB–.6 Index	BBB–/P	972	8,000	409	5/11/63	300 bp — Monthly	564
Upfront premium received		58,299	Unrealized appreciation				43,049
Upfront premium (paid)		(185)	Unrealized (depreciation)				(39)
Total		$58,114	Total				$43,010

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(219)	$2,000	$117	11/17/59	(500 bp) — Monthly	$(104)
CMBX NA BB.10 Index	(209)	2,000	117	11/17/59	(500 bp) — Monthly	(93)
CMBX NA BB.11 Index	(777)	6,000	323	11/18/54	(500 bp) — Monthly	(460)
CMBX NA BB.11 Index	(189)	2,000	108	11/18/54	(500 bp) — Monthly	(83)
CMBX NA BB.11 Index	(69)	1,000	54	11/18/54	(500 bp) — Monthly	(16)
CMBX NA BB.8 Index	(248)	2,000	228	10/17/57	(500 bp) — Monthly	(22)
CMBX NA BB.9 Index	(2,890)	28,000	1,165	9/17/58	(500 bp) — Monthly	(1,753)
CMBX NA BB.9 Index	(258)	4,000	166	9/17/58	(500 bp) — Monthly	(96)
CMBX NA BB.9 Index	(258)	4,000	166	9/17/58	(500 bp) — Monthly	(96)
CMBX NA BBB–.6 Index	(1,217)	11,000	562	5/11/63	(300 bp) — Monthly	(661)
Credit Suisse International
CMBX NA BB.10 Index	(476)	4,000	234	11/17/59	(500 bp) — Monthly	(245)
CMBX NA BB.10 Index	(534)	4,000	234	11/17/59	(500 bp) — Monthly	(303)
CMBX NA BB.10 Index	(249)	2,000	117	11/17/59	(500 bp) — Monthly	(133)
CMBX NA BB.7 Index	(512)	29,000	3,283	5/11/63	(500 bp) — Monthly	2,743
CMBX NA BB.7 Index	(1,291)	7,000	269	1/17/47	(500 bp) — Monthly	(1,029)
CMBX NA BB.7 Index	(1,151)	7,000	269	1/17/47	(500 bp) — Monthly	(889)
CMBX NA BB.9 Index	(1,403)	14,000	582	9/17/58	(500 bp) — Monthly	(835)
Goldman Sachs International
CMBX NA BB.7 Index	(303)	2,000	77	1/17/47	(500 bp) — Monthly	(228)
CMBX NA BB.7 Index	(2,234)	11,000	422	1/17/47	(500 bp) — Monthly	(1,822)
CMBX NA BB.7 Index	(983)	6,000	230	1/17/47	(500 bp) — Monthly	(758)
CMBX NA BB.9 Index	(108)	1,000	42	9/17/58	(500 bp) — Monthly	(67)
JPMorgan Securities LLC
CMBX NA A.7 Index	(169)	8,000	232	1/17/47	(200 bp) — Monthly	(404)
CMBX NA BB.11 Index	(432)	4,000	215	11/18/54	(500 bp) — Monthly	(221)
CMBX NA BB.11 Index	(205)	2,000	108	11/18/54	(500 bp) — Monthly	(100)
CMBX NA BB.11 Index	(199)	2,000	108	11/18/54	(500 bp) — Monthly	(94)
CMBX NA BB.11 Index	(136)	2,000	108	11/18/54	(500 bp) — Monthly	(31)
CMBX NA BB.11 Index	(68)	1,000	54	11/18/54	(500 bp) — Monthly	(15)
CMBX NA BB.12 Index	(365)	4,000	232	8/17/61	(500 bp) — Monthly	(137)
CMBX NA BB.7 Index	(1,519)	12,000	461	1/17/47	(500 bp) — Monthly	(1,069)
CMBX NA BB.9 Index	(115)	2,000	83	9/17/58	(500 bp) — Monthly	(34)
CMBX NA BB.9 Index	(42)	1,000	42	9/17/58	(500 bp) — Monthly	(2)
CMBX NA BBB–.6 Index	(3,588)	35,000	1,789	5/11/63	(300 bp) — Monthly	(1,820)

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(142)	$3,000	$14	1/17/47	(300 bp) — Monthly	$(157)
CMBX NA BBB–.7 Index	(145)	4,000	18	1/17/47	(300 bp) — Monthly	(166)
CMBX NA BBB–.7 Index	(1,328)	35,000	161	1/17/47	(300 bp) — Monthly	(1,509)
Merrill Lynch International
CMBX NA BB.10 Index	(238)	2,000	117	11/17/59	(500 bp) — Monthly	(122)
CMBX NA BB.10 Index	(211)	2,000	117	11/17/59	(500 bp) — Monthly	(96)
CMBX NA BB.9 Index	(19)	9,000	374	9/17/58	(500 bp) — Monthly	346
CMBX NA BB.9 Index	(50)	1,000	42	9/17/58	(500 bp) — Monthly	(9)
CMBX NA BBB–.7 Index	(328)	4,000	18	1/17/47	(300 bp) — Monthly	(349)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	18	1/17/47	(300 bp) — Monthly	(428)
CMBX NA BB.10 Index	(210)	2,000	117	11/17/59	(500 bp) — Monthly	(95)
CMBX NA BB.11 Index	(196)	2,000	108	11/18/54	(500 bp) — Monthly	(91)
CMBX NA BB.11 Index	(95)	1,000	54	11/18/54	(500 bp) — Monthly	(42)
CMBX NA BB.7 Index	(1,207)	6,000	230	1/17/47	(500 bp) — Monthly	(982)
CMBX NA BB.7 Index	(964)	5,000	192	1/17/47	(500 bp) — Monthly	(777)
CMBX NA BB.7 Index	(605)	3,000	115	1/17/47	(500 bp) — Monthly	(493)
CMBX NA BB.7 Index	(52)	1,000	38	1/17/47	(500 bp) — Monthly	(15)
CMBX NA BB.9 Index	(225)	3,000	125	9/17/58	(500 bp) — Monthly	(104)
CMBX NA BB.9 Index	(123)	2,000	83	9/17/58	(500 bp) — Monthly	(42)
CMBX NA BB.9 Index	(122)	2,000	83	9/17/58	(500 bp) — Monthly	(40)
CMBX NA BB.9 Index	(88)	1,000	42	9/17/58	(500 bp) — Monthly	(47)
CMBX NA BB.9 Index	(86)	1,000	42	9/17/58	(500 bp) — Monthly	(45)
CMBX NA BB.9 Index	(62)	1,000	42	9/17/58	(500 bp) — Monthly	(21)
CMBX NA BB.9 Index	(50)	1,000	42	9/17/58	(500 bp) — Monthly	(9)
CMBX NA BB.9 Index	(54)	1,000	42	9/17/58	(500 bp) — Monthly	(13)
Upfront premium received	—		Unrealized appreciation			3,089
Upfront premium (paid)	(29,424)		Unrealized (depreciation)			(19,272)
Total	$(29,424)		Total			$(16,183)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 33 Index	B+/P	$(39,306)	$580,140	$55,888	12/20/24	500 bp —	$17,548
						Quarterly
NA IG Series 33 Index	BBB+/P	(34,965)	1,650,000	42,778	12/20/24	100 bp —	8,363
						Quarterly
Total		$(74,271)					$25,911

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund 33

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 33 Index	$200,004	$2,929,410	$282,205	12/20/24	(500 bp) — Quarterly	$(87,082)
Total	$200,004					$(87,082)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,992,588	$288,592	$—
Capital goods	5,132,770	330,814	—
Communication services	3,206,289	807,907	—
Conglomerates	607,739	—	—
Consumer cyclicals	9,884,154	593,777	—
Consumer staples	5,839,410	432,092	—
Energy	2,911,340	89,618	721
Financials	12,074,663	794,628	—
Health care	8,764,857	318,997	—
Technology	17,048,003	451,632	—
Transportation	1,669,121	237,098	—
Utilities and power	2,557,801	38,777	—
Total common stocks	71,688,735	4,383,932	721
Asset-backed securities	—	388,848	—
Convertible bonds and notes	—	4,810	—
Convertible preferred stocks	—	18,233	200
Corporate bonds and notes	—	19,387,188	23
Foreign government and agency bonds and notes	—	261,248	—
Mortgage-backed securities	—	1,854,466	—
Preferred stocks	—	17,714	—
Purchased options outstanding	—	4,873	—
Senior loans	—	138,246	—
U.S. government and agency mortgage obligations	—	12,529,164	—
Short-term investments	22,059,848	857,175	—
Totals by level	$93,748,583	$39,845,897	$944

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$18,420	$—
Futures contracts	(201,354)	—	—
TBA sale commitments	—	(1,014,375)	—
Interest rate swap contracts	—	(3,299)	—
Total return swap contracts	—	(25,918)	—
Credit default contracts	—	(188,767)	—
Totals by level	$(201,354)	$(1,213,939)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
12/31/19

Assets
Investment in securities, at value, including $410,976 of securities on loan (Notes 1 and 5):
Unaffiliated issuers (identified cost $94,256,634)	$111,116,148
Affiliated issuers (identified cost $22,479,276) (Notes 1 and 6)	22,479,276
Cash	1,952
Foreign currency (cost $8,262) (Note 1)	8,264
Dividends, interest and other receivables	421,550
Foreign tax reclaim	30,769
Receivable for shares of the fund sold	923
Receivable for investments sold	11,908
Receivable for sales of TBA securities (Note 1)	1,013,076
Receivable for variation margin on futures contracts (Note 1)	10,582
Unrealized appreciation on forward currency contracts (Note 1)	147,059
Unrealized appreciation on OTC swap contracts (Note 1)	161,610
Premium paid on OTC swap contracts (Note 1)	29,609
Total assets	135,432,726

Liabilities
Payable for purchases of TBA securities (Note 1)	7,323,335
Payable for shares of the fund repurchased	368,502
Payable for compensation of Manager (Note 2)	54,199
Payable for custodian fees (Note 2)	99,787
Payable for investor servicing fees (Note 2)	14,622
Payable for Trustee compensation and expenses (Note 2)	108,414
Payable for administrative services (Note 2)	1,203
Payable for distribution fees (Note 2)	7,794
Payable for variation margin on futures contracts (Note 1)	40,672
Unrealized depreciation on OTC swap contracts (Note 1)	160,701
Premium received on OTC swap contracts (Note 1)	58,299
Unrealized depreciation on forward currency contracts (Note 1)	128,639
TBA sale commitments, at value (proceeds receivable $1,011,992) (Note 1)	1,014,375
Collateral on securities loaned, at value (Note 1)	419,428
Other accrued expenses	137,963
Total liabilities	9,937,933

Net assets	$125,494,793

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$104,884,069
Total distributable earnings (Note 1)	20,610,724
Total — Representing net assets applicable to capital shares outstanding	$125,494,793

Computation of net asset value Class IA
Net assets	$88,722,081
Number of shares outstanding	5,235,595
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.95

Computation of net asset value Class IB
Net assets	$36,772,712
Number of shares outstanding	2,141,966
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$17.17

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of operations
Year ended 12/31/19

Investment income
Dividends (net of foreign tax of $35,127)	$1,810,631
Interest (net of foreign tax of $96 ) (including interest income of $390,187 from investments in affiliated issuers) (Note 6)	1,779,164
Securities lending (net of expenses) (Notes 1 and 6)	3,274
Total investment income	3,593,069

Expenses
Compensation of Manager (Note 2)	747,213
Investor servicing fees (Note 2)	88,718
Custodian fees (Note 2)	84,102
Trustee compensation and expenses (Note 2)	3,172
Distribution fees (Note 2)	93,109
Administrative services (Note 2)	3,632
Auditing and tax fees	127,959
Other	54,184
Fees waived and reimbursed by Manager (Note 2)	(18,309)
Total expenses	1,183,780

Expense reduction (Note 2)	(812)
Net expenses	1,182,968

Net investment income	2,410,101

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,251,731
Foreign currency transactions (Note 1)	1,702
Forward currency contracts (Note 1)	(168,737)
Futures contracts (Note 1)	373,299
Swap contracts (Note 1)	4,287
Written options (Note 1)	46,769
Total net realized gain	2,509,051
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	15,243,959
Assets and liabilities in foreign currencies	797
Forward currency contracts	130,820
Futures contracts	(88,692)
Swap contracts	39,067
Written options	(6,293)
Total change in net unrealized appreciation	15,319,658

Net gain on investments	17,828,709

Net increase in net assets resulting from operations	$20,238,810

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/19	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$2,410,101	$2,673,688
Net realized gain on investments and foreign currency transactions	2,509,051	3,957,980
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	15,319,658	(16,112,803)
Net increase (decrease) in net assets resulting from operations	20,238,810	(9,481,135)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,575,717)	(2,150,736)
Class IB	(544,903)	(809,885)
Net realized short-term gain on investments
Class IA	—	(2,463,608)
Class IB	—	(1,051,162)
From net realized long-term gain on investments
Class IA	(2,805,544)	(5,338,493)
Class IB	(1,160,190)	(2,277,805)
Decrease from capital share transactions (Note 4)	(12,277,650)	(4,333,820)
Total increase (decrease) in net assets	1,874,806	(27,906,644)
Net assets:
Beginning of year	123,619,987	151,526,631
End of year	$125,494,793	$123,619,987

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/19	$15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	—	$16.95	17.42	$88,722	.86[f]	1.98[f]	164
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	15.17	(7.02)	86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[g]	18.14	15.67	104,826.86		1.87	208
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[f,h]	1.66[f,h]	384
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339
Class IB
12/31/19	$15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	—	$17.17	17.13	$36,773	1.11[f]	1.72[f]	164
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	15.35	(7.26)	36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[g]	18.33	15.34	46,701	1.11	1.61	208
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[f,h]	1.41[f,h]	384
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
December 31, 2019	0.01%
December 31, 2016	0.02

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Notes to financial statements 12/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through December 31, 2019.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Putnam VT Global Asset Allocation Fund 39

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

40 Putnam VT Global Asset Allocation Fund

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

Putnam VT Global Asset Allocation Fund 41

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $51,499 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $419,428 and the value of securities loaned amounted to $410,976.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, nontaxable dividends, from unrealized gains and losses on passive foreign investment companies, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $77,102 to decrease undistributed net investment income, $166 to increase paid-in capital and $76,936 to increase accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$17,884,614
Unrealized depreciation	(1,833,194)
Net unrealized appreciation	16,051,420
Undistributed ordinary income	2,298,953
Undistributed long-term gain	2,087,908
Undistributed short-term gain	189,306
Cost for federal income tax purposes	$116,128,711

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.590% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $18,309 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage

42 Putnam VT Global Asset Allocation Fund

any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$62,643
Class IB	26,075
Total	$88,718

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $430 under the expense offset arrangements and by $382 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $86, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$181,008,755	$195,564,092
U.S. government securities
(Long-term)	—	—
Total	$181,008,755	$195,564,092

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/19		Year ended 12/31/18		Year ended 12/31/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,042	$306,064	87,202	$1,505,186	81,422	$1,331,979	206,459	$3,573,585
Shares issued in connection with
reinvestment of distributions	279,239	4,381,261	627,543	9,952,837	107,037	1,705,093	257,391	4,138,852
	298,281	4,687,325	714,745	11,458,023	188,459	3,037,072	463,850	7,712,437
Shares repurchased	(781,078)	(12,649,361)	(774,594)	(13,022,557)	(449,745)	(7,352,686)	(607,821)	(10,481,723)
Net decrease	(482,797)	$(7,962,036)	(59,849)	$(1,564,534)	(261,286)	$(4,315,614)	(143,971)	$(2,769,286)

Putnam VT Global Asset Allocation Fund 43

Note 5 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return
swap contracts*#	—	154	—	—	82,674	—	36	32,536	—	—	72	—	—	—	—	—	—	—	115,472
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	223	847	3,113	—	—	2,664	—	286	—	—	—	—	—	7,133
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	2,950	4,925	753	—	—	3,146	637	1,323	—	—	—	—	—	13,734
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	9,082	—	—	—	—	—	—	1,500	—	—	—	—	—	—	—	10,582
Forward currency contracts#	19,148	3,396	—	—	2,802	—	310	40,053	4,157	24,462	—	—	—	24,865	16,135	310	10,579	842	147,059
Purchased options**#	—	—	—	—	457	—	—	4,416	—	—	—	—	—	—	—	—	—	—	4,873
Total Assets	$19,148	$3,550	$—	$9,082	$85,933	$3,173	$6,118	$80,871	$4,157	$24,462	$7,382	$637	$1,609	$24,865	$16,135	$310	$10,579	$842	$298,853
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Total return
swap contracts*#	—	191	—	—	90,404	—	1	50,794	—	—	—	—	—	—	—	—	—	—	141,390
OTC Credit default contracts —
protection sold*#	2,172	—	—	—	—	2,021	8,650	6,768	—	—	905	—	1,721	—	—	—	—	—	22,237
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	452	21	20	—	—	—	—	—	493
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	16,555	—	—	—	—	—	—	24,117	—	—	—	—	—	—	—	40,672
Forward currency contracts#	8,339	17,258	—	—	3,986	—	—	30,566	9,457	34,234	—	—	—	3,117	14,392	3,923	1,989	1,378	128,639
Total Liabilities	$10,511	$17,449	$—	$16,555	$94,390	$2,021	$8,651	$88,128	$9,457	$34,234	$25,474	$21	$1,741	$3,117	$14,392	$3,923	$1,989	$1,378	$333,431
Total Financial and Derivative
Net Assets	$8,637	$(13,899)	$—	$(7,473)	$(8,457)	$1,152	$(2,533)	$(7,257)	$(5,300)	$(9,772)	$(18,092)	$616	$(132)	$21,748	$1,743	$(3,613)	$8,590	$(536)	$(34,578)
Total collateral received
(pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$8,637	$(13,899)	$—	$(7,473)	$(8,457)	$1,152	$(2,533)	$(7,257)	$(5,300)	$(9,772)	$(18,092)	$616	$(132)	$21,748	$1,743	$(3,613)	$8,590	$(536)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $280,488 and $98,410, respectively.

44 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 45

Note 6 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	12/31/19
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$7,790,340	$7,370,912	$18,015	$419,428
Putnam Short Term Investment
Fund**	16,270,462	23,008,519	17,219,133	390,187	22,059,848
Total Short-term investments	$16,270,462	$30,798,859	$24,590,045	$408,202	$22,479,276

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 9 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency option contracts (contract amount)	$2,600,000
Written currency option contracts (contract amount)	$2,100,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$22,700,000
Centrally cleared interest rate swap contracts (notional)	$10,200,000
OTC total return swap contracts (notional)	$16,900,000
OTC credit default contracts (notional)	$1,300,000
Centrally cleared credit default contracts (notional)	$3,900,000
Warrants (number of warrants)	20

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$121,049*	Unrealized depreciation	$309,816*
Foreign exchange contracts	Investments, Receivables	151,932	Payables	128,639
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	201,368*	Unrealized depreciation	270,553*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	20,587*	Unrealized depreciation	181,973*
Total		$494,936		$890,981

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

46 Putnam VT Global Asset Allocation Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$89,280	$89,280
Foreign exchange contracts	—	36,371	—	(168,737)	—	$(132,366)
Equity contracts	7	—	38,840	—	(28,097)	$10,750
Interest rate contracts	—	—	334,459	—	(56,896)	$277,563
Total	$7	$36,371	$373,299	$(168,737)	$4,287	$245,227

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$30,976	$30,976
Foreign exchange contracts	—	(38,938)	—	130,820	—	$91,882
Equity contracts	(5)	—	300,126	—	6,851	$306,972
Interest rate contracts	—	—	(388,818)	—	1,240	$(387,578)
Total	$(5)	$(38,938)	$(88,692)	$130,820	$39,067	$42,252

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $2,368,417 as a capital gain dividend with respect to the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated 56.88% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Putnam VT Global Asset Allocation Fund 47

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Director of the Rohatyn Group, an emerging-market fund complex that manages money for institutions; a director and Treasurer of the Sun Valley Writers Conference, a literary not-for-profit organization; trustee of the New York Society Library; and a trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private Investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage and distribution of petroleum products; director of Devon Energy Corporation, an independent natural gas and oil exploration and production company; Chair of the Board of Trustees of Mount Holyoke College; member of the Finance Committee of the Children's Hospital of Colorado; Treasurer and Chair of the Finance Committee of the Board of The Denver Foundation; Senior Advisor for First Reserve, an energy private equity firm; previously a director of UNS Energy Corporation, a publicly held electric and gas utility in Arizona; and previously a director of SM Energy Corporation, a publicly held U.S. exploration and production company.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation; and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Formerly, a Senior Advisor to these entities.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

48 Putnam VT Global Asset Allocation Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial Officer,
Vice President and Chief Compliance Officer	Since 2004	Principal Accounting Officer, and Assistant
Since 2016		Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance,Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Global Asset Allocation Fund 49

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
100 Federal Street	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02110
Independent Registered
Marketing Services	Public Accounting Firm
Putnam Retail Management	PricewaterhouseCoopers LLP
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	TR505
of Putnam VT Global Asset Allocation Fund.	VTAN062 319819 2/20

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2019	$111,279	$ —	$13,247	$ —
December 31, 2018	$102,085	$370*	$17,286	$ —

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2019 and December 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $170,922 and $634,138 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2019	$ —	$157,675	$ —	$ —
December 31, 2018	$ —	$616,482	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2020